FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4%
	ADVERTISING & MARKETING - 0.0%(a)
44	Omnicom Group, Inc.	$ 3,587
91	Trade Desk, Inc. (The), Class A(b)	4,460
		8,047
	AEROSPACE & DEFENSE - 0.1%
202	Dassault Aviation S.A. (c)	67,491
4,623	Saab A.B. (c)	282,105
9	Teledyne Technologies, Inc.(b)	5,274
		354,870
	APPAREL & TEXTILE PRODUCTS - 0.1%
300	adidas A.G.(c)	63,184
288	Deckers Outdoor Corporation(b)	29,195
92	Gildan Activewear, Inc. (c)	5,316
29	Hermes International SCA(c)	70,916
59	LVMH Moet Hennessy Louis Vuitton S.E. (c)	36,052
261	NIKE, Inc., Class B	18,200
		222,863
	ASSET MANAGEMENT - 0.1%
126	3i Group PLC(c)	6,929
433	Ares Management Corporation, Class A	69,232
121	Blackrock, Inc.	141,070
153	Blackstone, Inc.	26,140
153	EQT A.B. (c))	5,291
66	Groupe Bruxelles Lambert N.V. (c)	5,893
166	ICG plc(c)	4,970
		259,525
	AUTOMOTIVE - 0.3%
165	Niterra Company Ltd. (c)	6,376
126	Rheinmetall A.G. (c)	293,551
892	Tesla, Inc.(b)	396,691
		696,618
	BANKING - 0.6%
27,536	Banco Santander S.A.(c)	286,868
2,230	Bank of America Corporation	115,046
508	Bank of Ireland Group PLC(c)	8,358

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	BANKING - 0.6% (Continued)
282	Bank of Nova Scotia (The) (c)	$ 18,238
1,891	Barclays PLC(c)	9,654
406	Citigroup, Inc.	41,209
1,678	Danske Bank A/S(c)	71,493
80	Erste Group Bank A.G. (c)	7,814
7,913	HSBC Holdings PLC(c)	111,211
1,520	JPMorgan Chase & Company	479,455
62	KBC Group N.V.(c)	7,384
7,990	Lloyds Banking Group PLC(c)	9,007
872	NatWest Group PLC(c)	6,117
495	Royal Bank of Canada(c)	72,970
8,460	Standard Chartered PLC(c)	163,329
829	Sumitomo Mitsui Financial Group, Inc.(c)	23,412
296	UniCredit SpA(c)	22,403
772	Westpac Banking Corporation(c)	19,904
		1,473,872
	BEVERAGES - 0.1%
155	Celsius Holdings, Inc.(b)	8,911
2,414	Monster Beverage Corporation(b)	162,486
599	PepsiCo, Inc.	84,124
		255,521
	BIOTECH & PHARMA - 0.4%
661	AbbVie, Inc.	153,048
115	Amgen, Inc.	32,453
331	AstraZeneca PLC(c)	49,778
425	Bayer A.G.(c)	14,085
454	Bristol-Myers Squibb Company	20,475
105	CSL Ltd.(c)	13,768
2,849	Daiichi Sankyo Company Ltd. (c)	63,872
390	Eli Lilly & Company	297,571
875	Johnson & Johnson	162,243
938	Merck & Company, Inc.	78,726
433	Novartis A.G.(c)	54,463
2,173	Novo Nordisk A/S, Class B(c)	117,787

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	BIOTECH & PHARMA - 0.4% (Continued)
151	Roche Holding A.G.(c)	$ 49,303
244	Sanofi S.A.(c)	22,501
		1,130,073
	CABLE & SATELLITE - 0.0%(a)
845	Comcast Corporation, Class A	26,550

	CHEMICALS - 0.1%
57	Arkema S.A. (c)	3,587
416	Linde PLC	197,600
		201,187
	COMMERCIAL SUPPORT SERVICES - 0.2%
2,636	Compass Group PLC(c)	89,657
1,859	Recruit Holdings Company Ltd. (c)	100,112
869	Republic Services, Inc.	199,418
636	Waste Connections, Inc. (c)	111,829
374	Waste Management, Inc.	82,590
		583,606
	CONSTRUCTION MATERIALS - 0.1%
112	Amrize Ltd.(b) (c)	5,402
318	CRH PLC(c)	37,995
112	Holcim A.G.(c)	9,475
1,405	Kingspan Group PLC(c)	116,781
		169,653
	CONTAINERS & PACKAGING - 0.0%(a)
597	AptarGroup, Inc.	79,795

	DIVERSIFIED INDUSTRIALS - 0.1%
886	Emerson Electric Company	116,226
159	Siemens A.G.(c)	42,783
		159,009
	E-COMMERCE DISCRETIONARY - 0.3%
3,152	Amazon.com, Inc.(b)	692,085

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	ELECTRIC UTILITIES - 0.8%
1,539	Alliant Energy Corporation	$ 103,744
1,550	Ameren Corporation	161,789
957	American Electric Power Company, Inc.	107,663
211	Boralex, Inc. (c)	4,120
710	Consolidated Edison, Inc.	71,369
1,031	Duke Energy Corporation	127,586
5,994	E.ON S.E. (c)	112,695
1,705	Edison International	94,252
726	EDP Renovaveis S.A. (c)	9,546
782	Elia Group S.A. (c)	90,107
1,713	Enel SpA(c)	16,221
283	Engie S.A.(c)	6,065
1,203	Evergy, Inc.	91,452
1,557	Eversource Energy	110,765
4,310	FirstEnergy Corporation	197,484
1,064	Hydro One Ltd. (c)	37,966
4,838	Iberdrola S.A. (c)	91,472
2,441	NextEra Energy, Inc.	184,271
1,683	Pinnacle West Capital Corporation	150,898
140	RWE A.G. (c)	6,216
930	Sempra	83,681
810	Southern Company (The)	76,764
2,849	SSE PLC(c)	66,728
6,940	Terna - Rete Elettrica Nazionale(c)	70,378
591	Tohoku Electric Power Company, Inc. (c)	4,301
808	WEC Energy Group, Inc.	92,589
		2,170,122
	ELECTRICAL EQUIPMENT - 0.4%
837	AMETEK, Inc.	157,356
145	Assa Abloy A.B., Class B(c)	5,030
1,516	Carrier Global Corporation	90,505
52	Daikin Industries Ltd.(c)	6,007
2,123	Nibe Industrier A.B. (c)	8,353
27	Novanta, Inc.(b)	2,704

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	ELECTRICAL EQUIPMENT - 0.4% (Continued)
1,302	nVent Electric PLC	$ 128,429
2,279	Prysmian SpA(c)	225,225
16	Schindler Holding A.G. (c)	6,054
425	Schneider Electric S.E.(c)	118,549
489	Trane Technologies PLC	206,338
		954,550
	ENGINEERING & CONSTRUCTION - 0.1%
258	Gaztransport Et Technigaz S.A.	47,735
866	WSP Global, Inc.	170,219
		217,954
	ENTERTAINMENT CONTENT - 0.1%
200	Capcom Company Ltd.	5,441
84	ROBLOX Corporation, Class A(b)	11,636
405	Take-Two Interactive Software, Inc.(b)	104,635
611	Walt Disney Company (The)	69,960
		191,672
	FOOD - 0.1%
536	Bakkafrost P/F(c)	24,564
2,375	BellRing Brands, Inc.(b)	86,331
2,500	Mowi ASA(c)	52,802
566	Nestle S.A.(c)	51,957
383	Salmar ASA(c)	20,454
2,939	Vital Farms, Inc.(b)	120,941
		357,049
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
407	West Fraser Timber Company Ltd. (c)	27,673

	GAS & WATER UTILITIES - 0.1%
1,582	American Water Works Company, Inc.	220,199
155	Veolia Environnement S.A.(c)	5,273
		225,472
	HEALTH CARE FACILITIES & SERVICES - 0.8%
2,839	Cardinal Health, Inc.	445,609
2,022	Cencora, Inc.	631,936

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.8% (Continued)
77	Centene Corporation(b)	$ 2,747
309	Cigna Group (The)	89,069
282	CVS Health Corporation	21,260
197	Elevance Health, Inc.	63,655
16	Humana, Inc.	4,163
836	McKesson Corporation	645,843
339	UnitedHealth Group, Inc.	117,057
		2,021,339
	HOME CONSTRUCTION - 0.1%
511	DR Horton, Inc.	86,599
57	KB Home	3,627
476	Lennar Corporation, Class A	59,995
1	NVR, Inc.(b)	8,035
35	PulteGroup, Inc.	4,625
		162,881
	HOTEL OWNERS & DEVELOPERS - 0.0%(a)
238	Millrose Properties, Inc.	7,999

	HOUSEHOLD PRODUCTS - 0.1%
477	Church & Dwight Company, Inc.	41,800
343	Colgate-Palmolive Company	27,419
58	Estee Lauder Companies, Inc. (The), Class A	5,111
1,286	Procter & Gamble Company (The)	197,594
91	Reckitt Benckiser Group PLC(c)	6,998
12,416	Unicharm Corporation(c)	80,559
543	Unilever PLC(c)	32,132
		391,613
	INDUSTRIAL REIT - 0.1%
6,933	Goodman Group(c)	150,357
202	Prologis, Inc.	23,133
		173,490
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
56	Ashtead Group PLC(c)	3,739

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
74	CME Group, Inc.	$ 19,994
24	Deutsche Boerse A.G.(c)	6,427
68	Goldman Sachs Group, Inc. (The)	54,152
2,647	Interactive Brokers Group, Inc., Class A	182,139
124	Intercontinental Exchange, Inc.	20,892
101	London Stock Exchange Group PLC(c)	11,568
725	Morgan Stanley	115,246
		410,418
	INSURANCE - 0.4%
2,413	AIA Group Ltd.(c)	23,147
55	Allstate Corporation (The)	11,806
453	Aon PLC, Class A	161,531
1,621	Arch Capital Group Ltd.	147,073
303	Arthur J. Gallagher & Company	93,851
107	Marsh & McLennan Companies, Inc.	21,564
205	MS&AD Insurance Group Holdings, Inc.(c)	4,653
847	Progressive Corporation (The)	209,166
180	SCOR S.E.(c)	6,340
183	Sompo Holdings, Inc. (c)	5,662
10,047	Sony Financial Group, Inc.(b)	11,143
39	Swiss Re A.G.(c)	7,205
415	Tokio Marine Holdings, Inc.(c)	17,595
726	Travelers Companies, Inc. (The)	202,714
55	Voya Financial, Inc.	4,114
31	Zurich Insurance Group A.G.(c)	22,066
		949,630
	INTERNET MEDIA & SERVICES - 0.8%
781	Airbnb, Inc., Class A(b)	94,829
1,853	Alphabet, Inc., Class A	450,465
1,586	Alphabet, Inc., Class C	386,270
430	Auto Trader Group PLC(c)	4,558
752	Meta Platforms, Inc., Class A	552,255
154	Netflix, Inc.(b)	184,634
206	REA Group Ltd. (c)	31,491

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	INTERNET MEDIA & SERVICES - 0.8% (Continued)
542	Rightmove PLC	$ 5,165
260	Shopify, Inc., Class A(b) (c)	38,634
31	Spotify Technology S.A.(b) (c)	21,638
2,398	Uber Technologies, Inc.(b)	234,932
		2,004,871
	LEISURE FACILITIES & SERVICES - 0.1%
1,820	Chipotle Mexican Grill, Inc.(b)	71,325
222	McDonald's Corporation	67,464
246	Starbucks Corporation	20,812
		159,601
	MACHINERY - 0.0%(a)
567	Atlas Copco A.B., Class A(c)	9,570
336	Atlas Copco A.B., Class B(c)	5,030
15	Disco Corporation(c)	4,718
1,574	Ingersoll Rand, Inc.	130,044
325	TOMRA Systems ASA(c)	4,852
		154,214
	MEDICAL EQUIPMENT & DEVICES - 0.3%
379	Abbott Laboratories	50,763
1,592	Boston Scientific Corporation(b)	155,427
48	Cochlear Ltd. (c)	8,868
668	Danaher Corporation	132,438
213	Edwards Lifesciences Corporation(b)	16,565
65	Illumina, Inc.(b)	6,173
324	Insulet Corporation(b)	100,029
36	Mettler-Toledo International, Inc.(b)	44,194
323	Thermo Fisher Scientific, Inc.	156,661
		671,118
	METALS & MINING - 0.1%
7,978	Hecla Mining Company	96,534
148	Newmont Corporation	12,478
243	Rio Tinto PLC(c)	15,973
693	Royal Gold, Inc.	139,001
		263,986

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	MULTI ASSET CLASS REIT - 0.0%(a)
474	Segro PLC(c)	$ 4,178

	OIL & GAS PRODUCERS - 0.1%
2,662	CNX Resources Corporation(b)	85,503
2,763	Cosan S.A.(b) (c)	3,208
4,207	Itochu Enex Company Ltd. (c)	56,277
1,750	Parkland Corporation(c)	48,421
		193,409
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
14,458	Aker Solutions ASA(c)	43,342
3,594	Baker Hughes Company	175,101
1,606	Oceaneering International, Inc.(b)	39,797
2,514	SBM Offshore N.V. (c)	64,222
3,174	SLB Ltd.	109,090
		431,552
	PUBLISHING & BROADCASTING - 0.0%(a)
3,273	Future PLC(c)	28,832

	REAL ESTATE SERVICES - 0.0%(a)
3,241	Savills PLC	41,583

	RESIDENTIAL REIT - 0.0%(a)
420	UNITE Group PLC (The) (c)	4,061

	RETAIL - CONSUMER STAPLES - 0.5%
382	Coles Group Ltd. (c)	5,886
131	Costco Wholesale Corporation	121,258
1,574	Dollarama, Inc. (c)	207,619
4,109	Kroger Company (The)	276,988
1,521	Sprouts Farmers Market, Inc.(b)	165,485
4,088	Walmart, Inc.	421,308
		1,198,544
	RETAIL - DISCRETIONARY - 0.2%
28	AutoZone, Inc.(b)	120,127

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	RETAIL - DISCRETIONARY - 0.2% (Continued)
45	Brunello Cucinelli SpA(c)	$ 4,913
26	Builders FirstSource, Inc.(b)	3,153
432	Fast Retailing Company Ltd. (c)	131,586
222	Industria de Diseno Textil S.A.(c)	12,242
36,733	JD Sports Fashion PLC(c)	47,080
122	Lowe's Companies, Inc.	30,660
678	TJX Companies, Inc. (The)	97,998
		447,759
	SELF-STORAGE REIT - 0.0%(a)
82	Public Storage	23,686

	SEMICONDUCTORS - 1.1%
508	Advanced Micro Devices, Inc.(b)	82,189
521	Applied Materials, Inc.	106,670
8	ASM International N.V. (c)	4,797
271	BE Semiconductor Industries N.V. (c)	40,357
1,919	Broadcom, Inc.	633,097
29	KLA Corporation	31,279
289	Lam Research Corporation	38,697
81	Microchip Technology, Inc.	5,202
1,019	Micron Technology, Inc.	170,499
8,082	NVIDIA Corporation	1,507,940
57	NXP Semiconductors N.V.	12,981
346	QUALCOMM, Inc.	57,561
570	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	159,195
		2,850,464
	SOFTWARE - 0.9%
135	Adobe, Inc.(b)	47,621
1,097	Akamai Technologies, Inc.(b)	83,109
440	Autodesk, Inc.(b)	139,775
57	Cadence Design Systems, Inc.(b)	20,022
138	Fortinet, Inc.(b)	11,603
6	HubSpot, Inc.(b)	2,807
59	Intuit, Inc.	40,292

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	SOFTWARE - 0.9% (Continued)
2,349	Microsoft Corporation	$ 1,216,664
52	Okta, Inc.(b)	4,768
891	Oracle Corporation	250,585
761	Palo Alto Networks, Inc.(b)	154,955
232	PTC, Inc.(b)	47,101
341	Roper Technologies, Inc.	170,053
278	Salesforce, Inc.	65,886
312	SAP S.E.(c)	83,476
41	ServiceNow, Inc.(b)	37,731
4	Synopsys, Inc.(b)	1,974
7	Tyler Technologies, Inc.(b)	3,662
43	Workday, Inc., Class A(b)	10,351
		2,392,435
	SPECIALTY FINANCE - 0.0%(a)
442	American Express Company	146,815

	TECHNOLOGY HARDWARE - 0.7%
4,829	Apple, Inc.	1,229,608
1,274	Cisco Systems, Inc.	87,167
1,081	Nintendo Company Ltd.(c)	93,613
495	Panasonic Holdings Corporation(c)	5,390
10,047	Sony Corporation(c)	289,385
113	Super Micro Computer, Inc.(b)	5,417
		1,710,580
	TECHNOLOGY SERVICES - 0.6%
201	Accenture PLC, Class A	49,567
3	Adyen N.V. (b) (c)	4,807
118	Amadeus IT Group S.A. (c)	9,351
88	Automatic Data Processing, Inc.	25,828
32	Booz Allen Hamilton Holding Corporation	3,198
19	Broadridge Financial Solutions, Inc.	4,525
159	Computacenter PLC(c)	5,744
406	Corpay, Inc.(b)	116,952

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	TECHNOLOGY SERVICES - 0.6% (Continued)
18	Equifax, Inc.	$ 4,618
120	Experian PLC(c)	6,007
9	FactSet Research Systems, Inc.	2,578
27	Fair Isaac Corporation(b)	40,406
1,049	Fiserv, Inc.(b)	135,248
279	International Business Machines Corporation	78,723
527	Mastercard, Inc., Class A	299,763
77	MSCI, Inc.	43,691
878	Netcompany Group A/S (b) (c)	33,362
71	Paychex, Inc.	9,000
280	PayPal Holdings, Inc.(b)	18,777
396	RELX PLC(c)	18,944
255	S&P Global, Inc.	124,111
229	Softcat PLC	4,860
414	Verisk Analytics, Inc.	104,125
985	Visa, Inc., Class A	336,259
564	WEX, Inc.(b)	88,847
30	Wolters Kluwer N.V. (c)	4,091
		1,573,382
	TELECOMMUNICATIONS - 0.0%(a)
1,483	AT&T, Inc.	41,879
757	KDDI Corporation(c)	12,085
306	TELUS Corporation(c)	4,821
116	T-Mobile US, Inc.	27,768
933	Verizon Communications, Inc.	41,005
		127,558
	TRANSPORTATION & LOGISTICS - 0.0%(a)
528	DSV A/S(c)	105,006
19	Kuehne + Nagel International A.G. (c)	3,536
		108,542
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
279	ITOCHU Corporation(c)	15,899

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares						Fair Value
	COMMON STOCKS — 11.4% (Continued)
	WHOLESALE - DISCRETIONARY - 0.0%(a)
292	Toyota Tsusho Corporation(c)					$ 8,100

	TOTAL COMMON STOCKS (Cost $23,324,016)					29,140,044

	EXCHANGE-TRADED FUNDS — 0.1%
	EQUITY - 0.1%
3,682	SPDR S&P Homebuilders ETF (Cost $406,916)					407,966

Principal Amount ($)				Coupon Rate (%)	Maturity
	CORPORATE BOND — 0.1%
	BANKING — 0.1%
17,700,000	JPMorgan Chase & Company (Cost $178,762)			–	01/28/41	171,268

	SOVEREIGN BOND — 4.3%
198,730,000	Mexican Bonos (Cost $10,650,038)			8.5000	03/02/28	11,002,907

	CURRENCY OPTIONS PURCHASED - 1.9%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.3%
	AUDcCADp OT	JPM	01/08/2026	$ 1.0000	435,000	2,835
	AUDcNZDp	JPM	12/18/2025	1.1400	12,089,000	65,431
	AUDcNZDp Digi	JPM	10/06/2025	1.2000	1,894,000	1
	AUDcNZDp Digi	JPM	03/31/2026	1.1900	316,000	13,057
	AUDcUSDp	JPM	10/30/2025	0.6800	12,269,000	11,259
	AUDcUSDp OT	JPM	04/15/2026	0.8400	1,896,000	2,138
	EURcCHFp Digi	JPM	11/10/2025	0.9600	189,000	4,192
	EURcGBPp Digi	MS	12/04/2025	0.8800	367,000	66,093
	EURcHUFp	JPM	03/10/2026	480.0000	3,890,000	1,899
	EURcHUFp	JPM	03/11/2026	470.0000	4,853,000	3,303
	EURcUSDp	JPM	12/12/2025	1.2500	6,513,000	7,289
	EURcUSDp	JPM	10/29/2025	1.1800	15,739,000	24,852
	EURcUSDp	JPM	10/03/2025	1.1800	5,265,000	1,375
	EURcUSDp	JPM	10/01/2025	1.1800	12,473,000	11
	EURcUSDp	JPM	10/01/2025	1.1900	6,236,000	7
	EURcUSDp	JPM	09/30/2025	1.1900	12,472,000	15
	EURcUSDp	JPM	03/19/2026	1.2700	312,000	25,424
	EURcUSDp	JPM	07/03/2026	1.4200	1,111,000	17,734
	GBPcUSDp OT	JPM	09/14/2026	1.5700	310,000	8,550
	MXNcJPYp	JPM	03/11/2026	8.0000	123,420,000	137,010
	MXNcJPYp Digi	JPM	07/06/2026	8.8800	10,827,000	44,193

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

CURRENCY OPTIONS PURCHASED - 1.9% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS PURCHASED - 0.3% (Continued)
USDcBRLp	JPM	10/08/2025	$ 5.5000	1,978,000	$ 1,402
USDcBRLp Digi	JPM	01/28/2026	6.1200	299,000	22,715
USDcBRLp Digi	JPM	06/12/2026	6.3500	298,000	44,313
USDcCADp Digi	JPM	03/25/2027	1.4100	307,000	83,796
USDcCHFp Digi	JPM	11/05/2025	0.8400	383,000	1,949
USDcCHFp OT	JPM	12/15/2025	0.9900	816,000	11
USDcCNHp	JPM	01/06/2026	7.6000	9,517,000	513
USDcCNHp	JPM	01/06/2026	8.0000	24,006,000	203
USDcCNHp Digi	JPM	11/14/2025	8.0000	1,570,000	21
USDcCOPp	JPM	11/19/2025	4,500.0000	1,653,000	172
USDcHKDp	JPM	10/07/2025	7.7900	14,314,000	3,013
USDcHKDp	JPM	11/24/2025	7.8000	21,047,000	8,179
USDcHKDp	JPM	11/26/2025	7.8500	22,858,000	3,444
USDcHKDp	JPM	02/11/2026	7.7500	3,563,000	11,302
USDcHKDp	JPM	04/09/2026	7.8000	23,746,000	19,545
USDcINRp	JPM	10/01/2025	88.3500	3,151,000	17,525
USDcMXNp	JPM	11/11/2025	18.8500	6,786,000	34,055
USDcMXNp Digi	JPM	01/29/2026	19.6600	251,000	35,226
USDcSGDp	JPM	10/23/2025	1.3100	6,294,000	1,408
USDcZARp Digi	JPM	12/18/2025	18.5500	210,000	18,921
USDcZARp Digi	JPM	01/30/2026	18.8200	106,000	11,598
TOTAL CALL OPTIONS PURCHASED (Cost - $1,470,176)					755,979

PUT OPTIONS PURCHASED - 1.6%
AUDpNZDc Digi	JPM	11/28/2025	1.0800	1,877,000	12,257
CHFpNOKc Digi	JPM	11/13/2025	12.0300	177,000	10,121
EURpAUDc Digi	JPM	12/09/2025	1.7300	658,000	102,094
EURpHUFc Digi	JPM	12/18/2026	351.0000	702,000	22,004
EURpHUFc Digi	JPM	12/08/2026	366.0000	317,000	27,300
EURpHUFc Digi	JPM	12/08/2026	374.0000	400,000	57,322
EURpHUFc Digi	JPM	06/04/2026	375.0000	318,000	42,333
EURpHUFc Digi	JPM	09/23/2026	378.0000	244,000	45,339
EURpHUFc Digi	JPM	05/20/2026	381.0000	359,000	74,414
EURpHUFc Digi	JPM	08/28/2026	381.0000	228,000	51,057
EURpHUFc OT	JPM	05/27/2026	382.0000	422,000	96,541
EURpPLNc	JPM	10/10/2025	4.2500	3,140,000	1,188
EURpPLNc Digi	JPM	08/31/2026	4.1800	127,000	24,796
EURpPLNc Digi	JPM	01/15/2026	4.2100	124,000	22,032
EURpTRYc Digi	JPM	10/02/2025	38.0000	1,188,000	1
EURpTRYc Digi	JPM	10/29/2025	41.2000	481,000	91
EURpUSDc	JPM	12/04/2025	1.0000	52,199,000	61
GBPpAUDc Digi	JPM	11/06/2025	2.0100	106,000	37,640
GBPpAUDc Digi	JPM	01/13/2026	1.9500	398,000	63,219
GBPpJPYc	JPM	01/29/2026	188.0000	12,173,000	116,211
GBPpSGDc Digi	JPM	05/21/2026	1.6000	465,000	46,712
GBPpUSDc	JPM	03/06/2026	1.2500	17,520,000	70,131

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

CURRENCY OPTIONS PURCHASED - 1.9% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS PURCHASED - 1.6% (Continued)
GBPpUSDc	JPM	11/26/2025	$ 1.3100	5,004,000	$ 22,791
GBPpUSDc	JPM	10/10/2025	1.3200	6,325,000	2,571
GBPpUSDc Digi	JPM	01/08/2026	1.2700	221,000	20,763
USDpBRLc	JPM	01/06/2026	5.0000	4,773,000	6,067
USDpBRLc	JPM	09/30/2025	5.3500	5,809,000	34,599
USDpBRLc Digi	JPM	11/05/2025	5.6300	63,000	56,841
USDpBRLc Digi	JPM	01/22/2026	5.2000	431,000	91,608
USDpBRLc Digi	JPM	02/11/2026	5.6000	494,000	321,553
USDpBRLc Digi	JPM	05/11/2026	5.6000	494,000	258,025
USDpBRLc Digi	JPM	08/11/2026	5.6000	494,000	216,810
USDpBRLc Digi	JPM	01/16/2026	5.3000	873,000	297,786
USDpBRLc Digi	JPM	01/16/2026	5.3200	152,000	56,043
USDpBRLc iOT	JPM	09/17/2027	4.5500	251,000	11,103
USDpBRLc OT	JPM	09/23/2027	4.8200	302,000	114,669
USDpCNHc	JPM	05/19/2026	6.5000	20,056,000	10,520
USDpCNHc	JPM	11/05/2025	6.7500	20,134,000	595
USDpCNHc	JPM	11/04/2025	6.8000	8,233,000	344
USDpCNHc Digi	JPM	12/08/2025	6.7500	1,620,000	10,392
USDpCOPc Digi	JPM	11/05/2025	4,185.0000	233,000	217,182
USDpCOPc Digi	JPM	09/01/2026	4,025.0000	102,000	42,377
USDpHKDc	JPM	11/20/2025	7.5000	12,550,000	239
USDpINRc	JPM	10/07/2025	87.7500	6,213,000	220
USDpINRc Digi	JPM	12/19/2025	87.8500	228,000	33,219
USDpJPYc	JPM	11/26/2025	140.0000	18,830,000	46,949
USDpJPYc	JPM	11/10/2025	146.5000	4,731,000	2,282
USDpJPYc Digi	JPM	11/04/2025	130.0000	4,060,000	7,199
USDpJPYc Digi	JPM	11/18/2025	130.0000	4,062,000	16,475
USDpJPYc Digi	JPM	12/18/2025	135.0000	1,986,000	79,556
USDpJPYc Digi	JPM	04/09/2026	101.0000	5,224,000	4,379
USDpJPYc Digi	JPM	05/12/2027	127.0000	608,000	81,816
USDpJPYc iOT	JPM	11/26/2025	110.0000	2,122,000	91
USDpJPYc iOT	JPM	12/02/2026	110.0000	633,000	21,768
USDpJPYc iOT	JPM	12/02/2026	110.0000	730,000	18,155
USDpJPYc OT	JPM	01/08/2026	109.0000	2,343,000	923
USDpKRWc Digi	JPM	06/29/2026	1,310.0000	228,000	40,815
USDpKRWc Digi	JPM	03/25/2026	1,355.0000	228,000	64,680
USDpKRWc OT	JPM	05/07/2026	1,050.0000	2,543,000	1,433
USDpMXNc Digi	JPM	11/14/2025	18.0000	314,000	64,917
USDpMXNc Digi	JPM	05/13/2026	17.3000	934,000	123,322
USDpMXNc Digi	JPM	12/12/2025	18.3600	148,000	71,168
USDpMXNc OT	JPM	09/25/2026	16.8500	228,000	66,530
USDpTRYc Digi	JPM	11/05/2025	42.1000	120,000	49,519
USDpTRYc Digi	JPM	12/03/2025	39.5000	242,000	548
USDpTRYc Digi	JPM	12/09/2025	39.0000	314,000	478
USDpTRYc Digi	JPM	09/24/2027	59.5500	306,000	80,429
USDpTWDc Digi	JPM	12/18/2025	28.5500	247,000	13,152
USDpZARc	JPM	10/06/2025	17.0000	11,016,000	2,809

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CURRENCY OPTIONS PURCHASED - 1.9% (Continued)
	PUT OPTIONS PURCHASED - 1.6% (Continued)
	USDpZARc	JPM	09/30/2025	$ 17.0000	9,448,000	$ 9
	USDpZARc	JPM	10/06/2025	17.5000	7,885,000	85,501
	USDpZARc Digi	JPM	02/13/2026	17.9300	226,000	155,530
	USDpZARc Digi	JPM	12/19/2025	17.1500	209,000	86,081
	USDpZARc Digi	GS	02/24/2026	17.5000	173,000	31,190
	USDpZARc Digi	JPM	02/12/2026	17.5200	144,000	79,783
	TOTAL PUT OPTIONS PURCHASED (Cost - $5,335,193)					4,046,668

	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $6,805,369)					4,802,647

Contracts
	INDEX OPTIONS PURCHASED(d) - 0.2%
	CALL OPTIONS PURCHASED - 0.1%
140	Cboe Volatility Index VIX US	MS	01/21/2026	100.0000	227,920	3,500
140	Cboe Volatility Index VIX US	MS	01/21/2026	65.0000	227,920	6,720
140	Cboe Volatility Index VIX US	MS	01/21/2026	70.0000	227,920	5,880
140	Cboe Volatility Index VIX US	MS	01/21/2026	75.0000	227,920	5,670
140	Cboe Volatility Index VIX US	MS	01/21/2026	85.0000	227,920	4,060
140	Cboe Volatility Index VIX US	MS	01/21/2026	95.0000	227,920	3,500
524	Cboe Volatility Index VIX US	MS	11/19/2025	22.0000	853,072	89,080
160	Cboe Volatility Index VIX US	MS	11/19/2025	55.0000	260,480	5,600
160	Cboe Volatility Index VIX US	MS	11/19/2025	60.0000	260,480	4,960
160	Cboe Volatility Index VIX US	MS	11/19/2025	65.0000	260,480	4,000
160	Cboe Volatility Index VIX US	MS	11/19/2025	70.0000	260,480	3,680
160	Cboe Volatility Index VIX US	MS	11/19/2025	80.0000	260,480	2,560
160	Cboe Volatility Index VIX US	MS	11/19/2025	85.0000	260,480	2,560
170	Cboe Volatility Index VIX US	MS	12/17/2025	100.0000	276,760	2,550
150	Cboe Volatility Index VIX US	MS	12/17/2025	60.0000	244,200	6,000
150	Cboe Volatility Index VIX US	MS	12/17/2025	65.0000	244,200	5,700
320	Cboe Volatility Index VIX US	MS	12/17/2025	70.0000	520,960	10,240
320	Cboe Volatility Index VIX US	MS	12/17/2025	75.0000	520,960	9,280
320	Cboe Volatility Index VIX US	MS	12/17/2025	85.0000	520,960	7,360
170	Cboe Volatility Index VIX US	MS	12/17/2025	90.0000	276,760	3,060
320	Cboe Volatility Index VIX US	MS	12/17/2025	95.0000	520,960	5,600
140	Chicago Board Options Exchange VIX	MS	10/22/2025	60.0000	227,920	980
140	Chicago Board Options Exchange VIX	MS	10/22/2025	65.0000	227,920	980
140	Chicago Board Options Exchange VIX	MS	10/22/2025	70.0000	227,920	560
140	Chicago Board Options Exchange VIX	MS	10/22/2025	75.0000	227,920	700
140	Chicago Board Options Exchange VIX	MS	10/22/2025	85.0000	227,920	420
110	Chicago Board Options Exchange VIX	MS	10/22/2025	95.0000	179,080	1,265
	TOTAL CALL OPTIONS PURCHASED (Cost - $256,114)					196,465

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Contracts
	INDEX OPTIONS PURCHASED(d) - 0.2% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
4,282	Cboe Volatility Index VIX US	MS	11/19/2025	$ 15.0000	6,971,096	$ 98,486
2,246	Cboe Volatility Index VIX US	MS	12/17/2025	15.0000	3,656,488	65,134
1,695	Cboe Volatility Index VIX US	MS	12/17/2025	15.5000	2,759,460	71,190
22	S&P 500 Index	MS	10/01/2025	6,655.0000	14,714,612	17,952
19	S&P 500 Index	MS	10/17/2025	6,425.0000	$ 12,708,074	31,426
8	S&P 500 Index	MS	12/31/2025	6,750.0000	5,350,768	155,280
	TOTAL PUT OPTIONS PURCHASED (Cost - $466,831)					439,468

	TOTAL INDEX OPTIONS PURCHASED (Cost - $722,945)					635,933

	BINARY AND TRIPLE BINARY OPTIONS PURCHASED(e) - 1.0%
	PUT OPTIONS PURCHASED - 1.0%
189,000	GBPUSD < 1.33 and USDCNH < 7.10	CIT	11/24/2025	1.3300	14,648	14,247
386,000	NDX > 25806.275 and USD5y30y > 1.097%	MS	02/20/2026	25,806.2700	20,458	5,160
934,000	SPX < 4675.28 and USDJPY < 146.78	GS	11/21/2025	4,675.2800	112,154	1,486
934,000	SPX < 4675.28 and USDJPY < 146.78	GS	12/19/2025	4,675.2800	115,507	4,490
1,626,000	SPX < 5562.41 and GLD US > 272.32	JPM	12/19/2025	5,562.4100	223,475	52,379
1,614,000	SPX < 5622.87 and GLD US > 272.32	JPM	11/21/2025	5,622.8700	238,979	33,776
1,068,000	SPX < 6151.50 and GLD US > 326.31	MS	05/15/2026	6,151.5000	74,760	96,849
1,068,000	SPX < 6151.50 and GLD US > 326.31	MS	04/17/2026	6,151.5000	74,760	93,243
1,068,000	SPX < 6151.50 and GLD US > 326.31	MS	02/20/2026	6,151.5000	74,760	79,616
1,068,000	SPX < 6151.50 and GLD US > 326.31	MS	03/20/2026	6,151.5000	74,760	86,631
955,000	SPX < 6283.30 and US30YRSOFR > 4.0175%	MER	03/20/2026	6,283.3000	69,715	61,883
955,000	SPX < 6283.30 and US30YRSOFR > 4.0185%	MER	12/19/2025	6,283.3000	54,913	39,507
1,150,200	SPX < 6380.54 and GLD US > 357.35	GS	05/15/2026	6,380.5400	71,888	63,863
1,150,200	SPX < 6380.54 and GLD US > 357.35	GS	04/17/2026	6,380.5400	71,888	61,277
1,150,200	SPX < 6380.54 and GLD US > 357.35	GS	03/20/2026	6,380.5400	71,888	56,137
294,000	SPX < 6434.14 and VIX < 18	MS	12/17/2025	6,434.1400	25,460	25,460
294,000	SPX < 6434.14 and VIX < 18	MS	11/19/2025	6,434.1400	23,167	23,167
823,000	SPX > 6420.55 and CLF6 < 57.79	MS	12/16/2025	6,420.5500	84,769	202,084
720,000	SPX > 6420.55 and CLG6 < 57.48	MS	01/14/2026	6,420.5500	74,160	188,925
823,000	SPX > 6420.55 and CLZ5 < 58.23	MS	11/17/2025	6,420.5500	84,769	187,282
1,105,000	UKX > 8776.9 and GBPUSD > 1.401	GS	02/20/2026	8,776.9000	122,799	220,248
1,105,000	UKX > 8776.9 and GBPUSD > 1.401	GS	05/15/2026	8,776.9000	122,799	270,287
430,000	USDBRL < 5.6 and EURCMS30y > 3.15%	MER	09/24/2027	5.6000	61,920	61,920
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	10/03/2025	7.4000	22,561	1
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	11/03/2025	7.4000	22,561	1
182,000	USDJPY < 139 and JYS010 > 1.475%	GS	04/17/2026	139.0000	23,478	1,907
789,000	USDKRW > 1398.18 and KOSPI2 > 384.22	MS	03/12/2026	1,398.1800	35,900	302,267
766,000	USDKRW > 1420.64 and KOSPI > 403.23	GS	12/11/2025	1,420.6400	28,725	196,402
314,000	USDpBRLc Digi 5.35 WDKO	JPM	12/10/2025	5.3500	29,830	10,645
428,000	USDTRY < 63 and EURCMS30y > 3.15%	JPM	09/29/2027	63.0000	87,954	87,954

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	BINARY AND TRIPLE BINARY OPTIONS PURCHASED(e) - 1.0%
	PUT OPTIONS PURCHASED - 1.0%
20,964,000	WoF EURcUSDp 1.18 RKO 1.23 AUDcUSDp 0.665	MS	12/08/2025	$ 1.1800	11,530	$ 9,942
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,226,931)					2,539,036

	TOTAL BINARY AND TRIPLE BINARY OPTIONS PURCHASED (Cost - $2,226,931)					2,539,036

	FUTURE OPTIONS PURCHASED(f) - 1.9%
	CALL OPTIONS PURCHASED - 1.5%
92	3 Month SOFR	MS	12/12/2025	96.5000	$ 22,152,450	6,325
8	AUDUSD Euro 9am	MS	12/05/2025	65.0000	529,760	13,520
16	AUDUSD Euro 9am	MS	12/05/2025	65.5000	1,059,520	21,760
8	AUDUSD Euro 9am	MS	12/05/2025	66.0000	529,760	8,480
8	AUDUSD Euro 9am	MS	12/05/2025	66.5000	529,760	6,400
8	AUDUSD Euro 9am	MS	12/05/2025	67.0000	529,760	4,720
8	AUDUSD Euro 9am	MS	12/05/2025	67.5000	529,760	3,440
8	AUDUSD Euro 9am	MS	12/05/2025	68.0000	529,760	2,480
19	C$ Curr 9am	MS	12/05/2025	73.0000	1,369,900	4,180
19	C$ Curr 9am	MS	12/05/2025	73.5000	1,369,900	2,470
19	C$ Curr 9am	MS	12/05/2025	74.0000	1,369,900	1,330
19	C$ Curr 9am	MS	12/05/2025	74.5000	1,369,900	760
73	Copper LME(g)	MS	12/03/2025	12,000.0000	18,745,360	56,721
292	Copper LME(g)	MS	12/02/2026	16,000.0000	75,236,939	398,361
128	Copper LME(g)	MS	11/05/2025	11,200.0000	32,825,696	137,888
56	Copper LME(g)	MS	10/01/2025	11,000.0000	14,339,430	19,292
78	Crude Oil(g)	MS	11/25/2025	80.0000	5,118,360	28,860
4	Crude Oil(g)	MS	12/16/2025	65.0000	246,720	8,640
4	Crude Oil(g)	MS	12/16/2025	69.0000	246,720	4,840
2	Crude Oil(g)	MS	12/16/2025	72.5000	123,360	1,540
4	Crude Oil(g)	MS	12/16/2025	73.0000	246,720	2,880
2	Crude Oil(g)	MS	12/16/2025	77.0000	123,360	960
4	Crude Oil(g)	MS	12/16/2025	79.5000	246,720	1,560
2	Crude Oil(g)	MS	12/16/2025	82.5000	123,360	640
2	Crude Oil(g)	MS	12/16/2025	91.5000	123,360	420
37	Crude Oil(g)	MS	04/27/2026	100.0000	2,404,630	15,540
86	Crude Oil(g)	MS	05/14/2026	100.0000	5,264,920	32,680
667	Crude Oil(g)	MS	10/16/2025	70.0000	41,600,790	140,070
871	Crude Oil(g)	MS	10/16/2025	80.0000	54,324,270	52,260
19	Gold Future(g)	MS	11/24/2025	3,900.0000	7,359,080	179,740
85	HG Copper(g)	MS	10/28/2025	550.0000	10,320,063	29,750
27	Hang Seng China Enterprises Index	MS	10/17/2025	9,500.0000	1,662,841	36,778
90	Nickel LME Future(g)	MS	12/03/2025	18,000.0000	8,213,632	17,086
111	Nickel LME Future(g)	MS	01/07/2026	19,000.0000	10,178,165	24,276
122	Nickel LME Future(g)	MS	11/05/2025	17,000.0000	11,093,079	17,539
14	Palladium(g)	MS	11/19/2025	1,400.0000	1,802,360	76,440
21	Palladium(g)	MS	11/19/2025	1,700.0000	2,703,540	37,170

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Contracts(f)
	FUTURE OPTIONS PURCHASED(f) - 1.9% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 1.5%
67	Platinum(g)	MS	12/17/2025	$ 1,650.0000	5,379,095	$ 333,325
41	Platinum(g)	MS	12/17/2025	1,700.0000	3,291,685	171,995
46	Platinum(g)	MS	12/17/2025	1,800.0000	3,693,110	135,930
1,458	SGX Iron Ore 62%(g)	MS	04/30/2026	130.0000	14,512,932	58,320
1,458	SGX Iron Ore 62%(g)	MS	02/27/2026	130.0000	14,652,900	27,702
1,458	SGX Iron Ore 62%(g)	MS	01/30/2026	130.0000	14,717,052	14,580
1,458	SGX Iron Ore 62%(g)	MS	06/30/2026	130.0000	14,358,384	90,396
1,458	SGX Iron Ore 62%(g)	MS	03/31/2026	130.0000	14,587,290	43,740
1,458	SGX Iron Ore 62%(g)	MS	05/29/2026	130.0000	14,437,116	74,358
49	Silver(g)	MS	11/24/2025	47.0000	11,426,800	497,840
82	Silver(g)	MS	11/24/2025	100.0000	19,122,400	4,510
266	Silver(g)	MS	06/25/2026	80.0000	63,746,900	751,449
12	Silver(g)	MS	10/28/2025	49.0000	2,798,400	48,960
12	Silver(g)	MS	10/28/2025	50.0000	2,798,400	36,360
12	Silver(g)	MS	10/28/2025	53.0000	2,798,400	15,000
12	Silver(g)	MS	10/28/2025	54.0000	2,798,400	11,340
21	Wheat(g)	MS	11/21/2025	530.0000	533,400	7,613
21	Wheat(g)	MS	11/21/2025	555.0000	533,400	3,412
21	Wheat(g)	MS	11/21/2025	595.0000	533,400	1,181
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,403,242)					3,725,807

	PUT OPTIONS PURCHASED - 0.4%
92	3 Month SOFR	MS	12/12/2025	96.0000	22,152,450	1,725
8	AUDUSD Euro 9am	MS	12/05/2025	61.0000	529,760	400
8	AUDUSD Euro 9am	MS	12/05/2025	61.5000	529,760	480
8	AUDUSD Euro 9am	MS	12/05/2025	62.5000	529,760	800
8	AUDUSD Euro 9am	MS	12/05/2025	63.0000	529,760	1,120
8	AUDUSD Euro 9am	MS	12/05/2025	63.5000	529,760	1,520
16	AUDUSD Euro 9am	MS	12/05/2025	64.0000	1,059,520	4,160
8	AUDUSD Euro 9am	MS	12/05/2025	64.5000	529,760	2,880
19	C$ Curr 9am	MS	12/05/2025	70.5000	1,369,900	1,900
10	C$ Curr 9am	MS	12/05/2025	71.0000	721,000	1,700
10	C$ Curr 9am	MS	12/05/2025	71.5000	721,000	3,000
19	C$ Curr 9am	MS	12/05/2025	72.0000	1,369,900	9,310
19	C$ Curr 9am	MS	12/05/2025	72.5000	1,369,900	14,630
4	Crude Oil(g)	MS	12/16/2025	49.5000	246,720	1,960
2	Crude Oil(g)	MS	12/16/2025	54.0000	123,360	2,020
4	Crude Oil(g)	MS	12/16/2025	54.5000	246,720	4,400
4	Crude Oil(g)	MS	12/16/2025	58.5000	246,720	8,640
2	Crude Oil(g)	MS	12/16/2025	60.0000	123,360	5,460
4	Crude Oil(g)	MS	12/16/2025	62.0000	246,720	14,640
2	Crude Oil(g)	MS	12/16/2025	64.5000	123,360	10,240
2	Crude Oil(g)	MS	12/16/2025	68.5000	123,360	16,140
260	S&P500 Emini	MS	12/19/2025	6,300.0000	87,418,500	949,000
21	Wheat(g)	MS	11/21/2025	475.0000	533,400	3,019
21	Wheat(g)	MS	11/21/2025	500.0000	533,400	11,025

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Contracts(f)
	FUTURE OPTIONS PURCHASED(f) - 1.9% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.4%
21	Wheat(g)	MS	11/21/2025	$ 520.0000	533,400	$ 23,100
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,355,655)					1,093,269
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $5,758,897)					4,819,076

				Yield (%)
	SHORT-TERM INVESTMENTS — 53.2%
	U.S. TREASURY BILLS — 53.2%
15,200,000	United States Treasury Bill			2.0300	10/02/25	15,198,305
14,200,000	United States Treasury Bill			3.9200	10/23/25	14,165,041
14,800,000	United States Treasury Bill			3.9800	11/06/25	14,740,578
13,400,000	United States Treasury Bill			3.9700	11/20/25	13,326,067
13,200,000	United States Treasury Bill			3.9200	12/04/25	13,108,480
14,100,000	United States Treasury Bill			3.8700	12/11/25	13,993,077
12,610,000	United States Treasury Bill			3.8300	01/08/26	12,479,023
13,650,000	United States Treasury Bill			3.8200	02/26/26	13,440,404
13,200,000	United States Treasury Bill			3.8300	03/19/26	12,968,709
13,200,000	United States Treasury Bill			3.7500	04/16/26	12,936,970
	TOTAL SHORT-TERM INVESTMENTS (Cost $136,330,556)					136,356,654

	TOTAL INVESTMENTS - 74.1% (Cost $186,404,430)					$ 189,875,531
	CALL OPTIONS WRITTEN – (0.4)% (Premiums received - $894,385)					(993,185)
	PUT OPTIONS WRITTEN – (0.1)% (Premiums received - $281,127)					(270,934)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 26.4%					67,489,141
	NET ASSETS - 100.0%					$ 256,100,553

	CURRENCY OPTIONS WRITTEN – (0.1)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.0)%(a)
	AUDcUSDp	JPM	10/23/2025	$ 0.6800	12,269,000	6,480
	EURcHUFp	JPM	03/10/2026	500.0000	4,364,000	1,202
	EURcHUFp	JPM	03/11/2026	490.0000	5,335,000	1,962
	EURcUSDp	JPM	10/01/2025	1.2000	6,236,000	7
	EURcUSDp	JPM	10/03/2025	1.2100	5,265,000	6

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

	CURRENCY OPTIONS WRITTEN – (0.1)% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN – (0.0)%(a) (Continued)
	GBPcUSDp	JPM	11/26/2025	$ 1.3700	5,004,000	$28,374
	USDcCNHp	JPM	01/06/2026	8.2000	23,837,000	100
	USDcHKDp	JPM	10/07/2025	7.8200	12,607,000	356
	USDcHKDp	JPM	04/09/2026	7.8500	24,075,000	13,115
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $171,710)					51,602

	PUT OPTIONS WRITTEN – (0.1)%
	AUDpNZDc	JPM	12/18/2025	1.2200	12,299,000	27,958
	EURpHUFc OT	JPM	03/27/2026	382.0000	422,000	82,019
	GBPpUSDc	JPM	03/06/2026	1.3000	5,840,000	63,206
	USDpBRLc	JPM	09/30/2025	5.2500	10,456,000	10
	USDpBRLc	JPM	10/08/2025	5.3500	3,935,000	32,861
	USDpMXNc	JPM	11/11/2025	18.0000	6,786,000	20,530
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $226,375)					226,584

	TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $398,085)					278,186

	WRITTEN FUTURE OPTIONS(f) - (0.4)%
	CALL OPTIONS WRITTEN- (0.4)%
1,335	Crude Oil(g)	MS	10/16/2025	75.0000	83,263,950	146,850
19	Gold Future(g)	MS	11/24/2025	4,100.0000	7,359,080	67,830
85	HG Copper(g)	MS	10/28/2025	600.0000	10,320,063	9,563
10	Palladium(g)	MS	11/19/2025	1,800.0000	1,287,400	13,700
48	Silver(g)	MS	11/24/2025	50.0000	11,193,600	270,000
266	Silver(g)	MS	06/25/2026	100.0000	63,746,900	341,810
23	Silver(g)	MS	10/28/2025	51.0000	5,363,600	51,750
24	Silver(g)	MS	10/28/2025	52.0000	5,596,800	40,080
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $722,675)					941,583

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $722,675)					941,583

	INDEX OPTIONS WRITTEN(d) – (0.0)% (a)
	PUT OPTIONS WRITTEN – (0.0)%(a)
3,390	Cboe Volatility Index	MS	12/17/2025	14.0000	5,518,920	33,900
19	S&P 500 Index	MS	10/17/2025	6,125.0000	12,708,074	10,450
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $54,752)					44,350

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $54,752)					44,350

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
1	Carbon Emissions Future(g)	12/16/2025	$ 88,894	$ (1,715)
253	CBOT 10 Year US Treasury Note	12/22/2025	28,462,500	(148,203)
171	CBOT 2 Year US Treasury Note Future	01/01/2026	35,636,133	(26,372)
245	CBOT 5 Year US Treasury Note	01/02/2026	26,752,852	(38,664)
67	CBOT Soybean Future(g)	11/17/2025	3,355,863	(59,416)
28	CBOT Soybean Oil Future(g)	12/15/2025	831,432	(33,327)
86	CBOT Wheat Future(g)	12/15/2025	2,184,400	(81,313)
3	CME E-Mini NASDAQ 100 Index Future	12/22/2025	1,494,105	9,180
88	CME E-Mini Standard & Poor's 500 Index Future	12/22/2025	29,650,500	242,202
62	CME Lean Hogs Future(g)	12/15/2025	2,200,380	14,886
18	CME Live Cattle Future(g)	01/01/2026	1,690,380	(51,090)
66	CME Mexican Peso Currency Future	12/16/2025	1,785,960	32,575
19	CME New Zealand Dollar Currency Future	12/16/2025	1,104,755	212
4	COMEX Gold 100 Troy Ounces Future(g)	12/30/2025	1,549,280	76,368
213	Eurex 10 Year Euro BUND Future	12/09/2025	32,150,047	(75,064)
139	Eurex 2 Year Euro SCHATZ Future	12/09/2025	17,457,408	(20,768)
44	Eurex 5 Year Euro BOBL Future	12/09/2025	6,085,513	2,509
4	Eurex DAX Index Future	12/22/2025	2,818,854	25,104
32	Euro-BTP Italian Bond Futures	12/09/2025	4,502,090	48,421
15	Euronext CAC 40 Index Future	10/20/2025	1,390,291	6,882
14	EUX Short term Euro-BTP Futures	12/09/2025	1,773,996	611
120	FTSE 100 Index Future	12/22/2025	15,182,570	168,444
3	FTSE/MIB Index Future	12/22/2025	748,309	(421)
21	HKG Hang Seng China Enterprises Index Future	10/31/2025	1,292,082	14,762
28	HKG Hang Seng Index Future	10/31/2025	4,841,619	64,842
41	ICE Gas Oil Future(g)	11/13/2025	2,816,700	7,850
10	ICE Natural Gas Future(g)	10/31/2025	324,995	(17,896)
33	KCBT Hard Red Winter Wheat Future(g)	12/15/2025	821,288	(41,131)
4	KFE 10 Year Treasury Bond Future	12/17/2025	334,478	(3,348)
97	KFE 3 Year Treasury Bond Future	12/17/2025	7,379,308	(39,335)
37	KFE KOSPI 200 Index Future	12/12/2025	3,135,632	254,443
1	LME Nickel Future(g)	11/18/2025	90,927	(243)
9	LME Primary Aluminum Future(g)	11/18/2025	603,263	14,095
4	LME Zinc Future(g)	11/18/2025	297,631	10,580
150	Long Gilt Future	12/30/2025	18,325,600	(104,156)
4	MEFF Madrid IBEX 35 Index Future	10/20/2025	728,251	8,814
9	Mini-DAX Futures	12/22/2025	1,268,484	15,044
49	Montreal Exchange 10 Year Canadian Bond Future	12/19/2025	4,312,437	6,705
9	Montreal Exchange S&P/TSX 60 Index Future	12/19/2025	2,293,320	41,771
7	NYBOT CSC C Coffee Future(g)	12/19/2025	983,981	79,912
111	NYMEX Henry Hub Natural Gas Futures(g)	10/30/2025	3,666,330	42,726
42	NYMEX Light Sweet Crude Oil Future(g)	10/22/2025	2,619,540	(100,547)
5	NYMEX Light Sweet Crude Oil Future(g)	12/22/2025	308,400	(1,070)
33	NYMEX NY Harbor ULSD Futures(g)	11/03/2025	3,221,203	(30,587)
1	NYMEX Palladium Future(g)	12/30/2025	128,740	11,940
19	OML Stockholm OMXS30 Index Future	10/20/2025	537,831	4,751
22	OSE Nikkei 225 mini Future	12/12/2025	669,376	8,152
5	SAFEX FTSE/JSE Top 40 Index Future	12/19/2025	295,773	9,238

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
39	SFE 10 Year Australian Bond Future	12/16/2025	$ 2,924,720	$(1,855)
70	SFE 3 Year Australian Bond Future	12/16/2025	4,947,965	(2,721)
8	SFE S&P ASX Share Price Index 200 Future	12/19/2025	1,174,066	(460)
59	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(g)	12/01/2025	611,122	804
19	SGX MSCI Singapore Index Future	10/31/2025	658,944	(236)
79	Three Month SONIA Index Futures	03/17/2027	25,604,213	(21,139)
14	TSE Japanese 10 Year Bond Futures	12/16/2025	12,856,640	(115,834)
111	WCE Canola Future(g)	11/17/2025	965,571	(137,817)
70	White Sugar Future(g)	11/17/2025	1,639,050	19,272
	TOTAL LONG FUTURES CONTRACTS			88,367

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
6	CBOE Volatility Index Future	01/22/2026	$ 124,131	1,269
5	CBOE Volatility Index Future	10/23/2025	87,940	4,760
25	CBOE Volatility Index Future	11/20/2025	481,230	3,540
11	CBOE Volatility Index Future	12/18/2025	217,800	9,310
43	CBOT Corn Future(g)	12/15/2025	893,325	(6,852)
56	CBOT Soybean Meal Future(g)	12/15/2025	1,530,480	128,761
8	CBOT US Treasury Bond Futures	12/22/2025	932,750	1,952
165	CME Australian Dollar Currency Future	12/16/2025	10,926,300	(19,848)
28	CME British Pound Currency Future	12/16/2025	2,353,925	(3,278)
31	CME Canadian Dollar Currency Future	12/17/2025	2,235,100	18,975
26	CME E-mini Russell 2000 Index Futures	12/22/2025	3,192,150	9,585
37	CME Euro Foreign Exchange Currency Future	12/16/2025	5,453,800	(12,051)
6	CME Feeder Cattle Future(g)	11/21/2025	1,078,050	1,575
32	CME Japanese Yen Currency Future	12/16/2025	2,725,600	(10,952)
5	CME Norwegian Krone Currency Future	12/16/2025	1,001,750	6,298
23	CME Swedish Krona Currency Future	12/16/2025	4,912,800	44,296
10	CME Swiss Franc Currency Future	12/16/2025	1,584,125	(1,143)
6	Eurex 30 Year Euro BUXL Future	12/09/2025	806,386	1,591
68	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/20/2027	1,266,917	(30,538)
5	Eurex EURO STOXX 50 Future	12/22/2025	325,252	(2,298)
100	Eurex EURO STOXX Banks Index Future	12/22/2025	1,364,757	(16,765)
43	Eurex Stoxx Europe 600 Futures	12/22/2025	1,412,215	(9,344)
267	Euronext Milling Wheat Future(g)	12/11/2025	2,919,039	134,811
22	Financial Times Stock	12/22/2025	1,304,378	(21,106)
38	French Government Bond Futures	12/09/2025	5,413,595	(27,041)
44	FVSA index - Mini-Futures on VSTOXX	10/23/2025	91,688	293
28	ICE Brent Crude Oil Future(g)	11/03/2025	1,848,840	51,994
4	LME Copper Future(g)	11/18/2025	1,025,803	2,046
4	LME Lead Future(g)	11/18/2025	197,119	1,439
1	LME Nickel Future(g)	01/20/2026	91,695	1,173
35	MGE Red Wheat Future(g)	12/15/2025	984,813	49,850
10	MSCI World Index Futures	12/22/2025	1,383,000	1,675
7	NYBOT CSC Cocoa Future(g)	12/16/2025	472,430	27,400
6	NYBOT CSC Number 11 World Sugar Future(g)	03/02/2026	111,552	(35)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
76	NYBOT CTN Number 2 Cotton Future(g)	12/09/2025	$ 2,499,260	$39,630
36	NYMEX Platinum Future(g)	01/29/2026	2,890,260	13,183
15	NYMEX Reformulated Gasoline Blendstock for Oxygen(g)	11/03/2025	1,211,049	26,902
2	OSE Nikkei 225 Index Future	12/12/2025	608,524	2,347
1	Robusta Coffee Future 10-Tonne(g)	11/25/2025	42,000	(9,100)
79	Three Month SONIA Index Futures	03/17/2026	25,531,168	16,002
5	TSE TOPIX (Tokyo Price Index) Future	12/12/2025	1,062,110	(3,055)
25	TTF Natural Gas Base Load Monthly Futures(g)	10/31/2025	663,768	30,554
107	Ultra 10-Year US Treasury Note Futures	12/22/2025	12,313,359	(6,026)
153	Ultra U.S. Treasury Bond Futures	12/22/2025	18,369,563	(231,604)
	TOTAL SHORT FUTURES CONTRACTS			220,175

	TOTAL FUTURES CONTRACTS			308,542

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Czech Koruna	10/31/2025	JPM	17,144,341	$ 827,526	$ 526
Hungarian Forints	10/31/2025	JPM	834,307,390	2,506,791	2,698
Mexican Peso	10/31/2025	JPM	25,176,868	1,370,012	(501)
Norwegian Krone	10/31/2025	JPM	18,713,332	1,875,267	(6,761)
Polish Zloty	10/31/2025	JPM	9,033,318	2,484,184	(5,082)
South African Rand	10/31/2025	JPM	112,843,971	6,520,483	9,284
Swedish Krona	10/31/2025	JPM	16,362,415	1,741,489	(4,195)
Turkish Lira	11/06/2025	JPM	38,768,800	905,251	46,736
Brazilian Real	11/07/2025	JPM	4,040,476	752,505	65,749
Brazilian Real	12/17/2025	JPM	33,634,467	6,205,340	20,401
Chilean Peso	12/17/2025	JPM	977,926,684	1,017,106	(2,894)
Indian Rupee	12/17/2025	JPM	296,456,414	3,321,280	(15,986)
Indonesia Rupiah	12/17/2025	JPM	19,171,171,959	1,145,842	(74)
Mexican Peso	12/17/2025	JPM	4,569,638	247,422	2,870
Philippine Peso	12/17/2025	JPM	5,258,644	89,917	(1,965)
South Korean Won	12/17/2025	JPM	6,833,829,798	4,884,917	(60,194)
Taiwanese Dollar	12/17/2025	JPM	2,106,752	69,560	(440)
Turkish Lira	12/17/2025	JPM	103,200,692	2,332,400	33,562
Turkish Lira	03/16/2026	JPM	51,538,530	1,086,348	23,348

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Egyptian Pound	03/18/2026	JPM	182,993,871	$ 3,562,562	$ 298,347
Hong Kong Dollar	05/08/2026	JPM	11,755,421	1,516,783	(3,691)
Egyptian Pound	09/16/2026	JPM	233,120,793	4,223,621	46,889
Turkish Lira	09/16/2026	JPM	131,651,693	2,407,890	11,402
Turkish Lira	09/27/2027	JPM	44,064,000	798,644	188,115
				51,893,140	648,144
To Sell:
CNH	10/31/2025	JPM	21,224,353	2,983,993	(5,337)
Czech Koruna	10/31/2025	JPM	34,339,680	1,657,513	5,509
Hungarian Forints	10/31/2025	JPM	43,203,505	129,811	(811)
Mexican Peso	10/31/2025	JPM	288,484,296	15,698,017	(111,044)
Norwegian Krone	10/31/2025	JPM	210,630	21,107	(107)
Polish Zloty	10/31/2025	JPM	153,384	42,181	(181)
Singapore Dollar	10/31/2025	JPM	1,957,298	1,521,118	1,500
South African Rand	10/31/2025	JPM	55,744,513	3,221,096	(28,698)
Swedish Krona	10/31/2025	JPM	376,081	40,027	(27)
Swiss Franc	10/31/2025	JPM	134,247	169,286	104
Turkish Lira	11/06/2025	JPM	38,768,800	905,251	(45,251)
Brazilian Real	11/07/2025	JPM	4,040,476	752,505	(65,349)
Brazilian Real	12/17/2025	JPM	17,337,219	3,198,605	3,778
Chilean Peso	12/17/2025	JPM	1,502,626,425	1,562,825	4,923
Indian Rupee	12/17/2025	JPM	310,679,446	3,480,626	21,696
Indonesia Rupiah	12/17/2025	JPM	55,180,049,229	3,298,057	10,044
Philippine Peso	12/17/2025	JPM	24,365,169	416,612	10,605
South Korean Won	12/17/2025	JPM	4,960,404,269	3,545,766	31,418
Taiwanese Dollar	12/17/2025	JPM	21,622,826	713,935	7,272
Thailand Baht	12/17/2025	JPM	43,333,330	1,341,884	6,116
Turkish Lira	12/17/2025	JPM	103,200,693	2,332,398	(21,125)
Turkish Lira	03/16/2026	JPM	51,538,530	1,086,348	(21,852)
Egyptian Pound	03/18/2026	JPM	182,993,871	3,562,562	(47,487)
Hong Kong Dollar	05/08/2026	JPM	11,755,420	1,516,783	13,947
Turkish Lira	09/27/2027	JPM	44,064,000	798,644	(186,644)
				53.996,950	(417,001)

Total					$ 231,143

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
British Pound	Euro	10/31/2025	JPM	467,076	534,000	$ 628,278	$ (628,086)	$ 192
Euro	British Pound	10/31/2025	JPM	1,075,000	939,824	1,264,405	(1,264,185)	220
Euro	Hungarian Forints	10/31/2025	JPM	314,897	123,498,264	370,379	(371,068)	(689)
Euro	Polish Zloty	10/31/2025	JPM	419,438	1,790,950	493,339	(492,516)	823
Polish Zloty	Euro	10/31/2025	JPM	1,790,950	418,301	492,516	(492,001)	515
4,067,361	127,181,339	$ 3,248,917	$ 3,247,856	$ 1,061
CREDIT DEFAULT SWAP AGREEMENTS
Description*	Counterparty	Fixed Deal Receive/(Pay) Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Received/(Paid)	Unrealized Appreciation/(Depreciation)
CDX.EM SERIES 44+	JPM	1.00%	12/20/2030	$ (3,092,000)	(67,022)	(71,435)	$ 4,413
CDX.NA.HY SERIES 44^	JPM	(5.00)%	12/20/2030	4,698,000	(366,452)	(355,772)	(10,677)
CDX.NA.IG SERIES 44+	JPM	1.00%	12/20/2030	(3,439,000)	78,698	78,313	385
ITRAXX EUROPE CROSSOVER SERIES 43^	CIT	(5.00)%	12/20/2030	1,735,000	(219,258)	(212,734)	(6,524)
ITRAXX EUROPE SERIES 43+	JPM	1.00%	12/20/2030	(2,103,000)	53,691	53,380	311
TOTAL	$ (12,092)

*Pays quarterly.
+ Sell protection.
^Buy protection.

INTEREST RATE SWAP AGREEMENTS
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Received/(Paid)	Unrealized Appreciation/(Depreciation)
CDI	15.22%	Annually	1/4/2027	$ 3,084,279	$ 68,078	$ 68,962	$ (884)
TONAR	0.7385%	Annually	4/23/2027	7,610,242	(20,298)	(13,000)	(7,298)
SORA	1.149%	Semi-Annually	12/17/2027	6,404,422	(21,155)	(77)	(21,078)
SARON	0.094%	Annually	12/17/2027	6,406,990	4,215	4	4,211
6M PRIBOR	3.604%	Annually	12/17/2027	3,944,204	(10,480)	88	(10,568)
SONIA	3.651%	Annually	12/17/2027	5,325,667	(8,034)	(1,448)	(6,586)
6M NIBOR	3.85%	Annually	12/17/2027	6,679,615	(34,145)	(13,916)	(20,229)
0.8223%	TONAR	Annually	4/23/2028	7,701,044	30,988	20,169	10,819
2.9053%	USCPI	Annually	8/29/2028	13,940,600	(53,520)	(14,955)	(38,565)
CORRA	2.4032%	Semi-Annually	9/15/2028	11,632,326	(4,693)	–	(4,693)
SORA	1.245%	Semi-Annually	12/17/2028	3,642,171	(16,761)	(62)	(16,699)
IBR	8.381%	Quarterly	12/17/2028	3,872,149	(14,161)	1,850	(16,011)
CORRA	2.444%	Semi-Annually	12/17/2028	124,331	166	(5)	171
3M HIBOR	2.70%	Quarterly	12/17/2028	10,794	(62)	2	(64)
3M BILLS	3.052%	Semi-Annually	12/17/2028	2,239,100	14,493	(2)	14,495
THOR	1.069%	Quarterly	12/17/2030	4,573,693	(15,309)	77	(15,386)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

INTEREST RATE SWAP AGREEMENTS (CONTINUED)
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Received/(Paid)	Unrealized Appreciation/(Depreciation)
SHIR	3.8145%	Annually	12/17/2030	$ 2,286,771	$ 738	$ –	$ 738
MIBOR	5.7115%	Semi-Annually	12/17/2030	2,232,407	(4,061)	–	(4,061)
1.1109%	TONAR	Annually	12/17/2030	2,524,791	14,937	–	14,937
3M TAIBOR	1.731%	Quarterly	12/17/2030	216,496	(299)	(2)	(297)
1.651%	7D REPO	Quarterly	12/17/2030	8,342,351	4,410	2,876	1,534
3.353%	3M BILLS	Quarterly	12/17/2030	1,493,043	(13,785)	12	(13,797)
6M PRIBOR	3.773%	Annually	12/17/2030	2,718,551	(22,289)	184	(22,473)
6M BUBOR	6.2445%	Annually	12/17/2030	2,411,331	(1,478)	–	(1,478)
6M NIBOR	3.825%	Annually	12/17/2030	4,294,816	(43,275)	519	(43,794)
3M JABIR	7.105%	Quarterly	12/17/2030	9,080,773	15,448	591	14,857
4.072%	6M WIBOR	Semi-Annually	12/17/2030	2,769,891	7,857	78	7,779
CDI	13.26%	Annually	1/2/2031	15,498,641	(56,812)	(149,399)	92,587
1.8045%	THOR	Quarterly	9/17/2035	4,001,326	(2,350)	1,663	(4,013)
F-TIIE	7.821%	Monthly	12/5/2035	113,999	463	74	389
SOFR	3.551%	Annually	12/17/2035	1,212,200	(10,955)	(5,461)	(5,494)
TONAR	1.431%	Annually	12/17/2035	1,079,313	(10,406)	(2,571)	(7,835)
IBR	9.202%	Quarterly	12/17/2035	3,146,508	(664)	12,496	(13,160)
1.727%	SORA	Semi-Annually	12/17/2035	2,044,593	15,026	2,603	12,423
1.377%	THOR	Quarterly	12/17/2035	1,091,006	8,426	12,281	(3,855)
EONIA	2.4752%	Annually	12/17/2035	1,119,512	(4,552)	–	(4,552)
2.9193%	CORRA	Semi-Annually	12/17/2035	1,154,264	(2,284)	–	(2,284)
SARON	0.0473%	Annually	12/17/2035	1,156,170	(460)	2,574	(3,034)
3.917%	6M NIBOR	Semi-Annually	12/17/2035	1,302,528	17,851	12,388	5,463
6M PRIBOR	3.9915%	Annually	12/17/2035	1,210,633	(20,292)	–	(20,292)
3M STIBOR	2.624%	Annually	12/17/2035	1,124,395	(12,360)	1,915	(14,275)
3.911%	3M BILLS	Quarterly	12/17/2035	1,152,076	(17,248)	1,263	(18,511)
3M JABIR	8.22%	Quarterly	12/17/2035	4,460,905	43,570	748	42,822
6M BILLS	4.205%	Semi-Annually	12/17/2035	1,241,019	(10,587)	(6,222)	(4,365)
2.662%	3M CD	Quarterly	12/17/2035	1,356,019	14,443	(6,383)	20,826
ICPROM	5.167%	Semi-Annually	12/17/2035	1,338,336	(10,027)	(11,672)	1,645
6.622%	6M BUBOR	Semi-Annually	12/17/2035	1,398,675	(3,235)	(11,333)	8,098
3.806%	6M NIBOR	Semi-Annually	12/17/2045	1,261,729	27,389	914	26,475
4.647%	SONIA	Annually	12/17/2055	860,198	(373)	227	(600)
2.703%	TONAR	Annually	12/17/2065	971,062	(24,060)	(7,341)	(16,719)
2.751%	EONIA	Annually	12/17/2075	2,347,969	(13,994)	(5,754)	(8,240)
TOTAL					(195,966)	(104,045)	(90,921)

DISPERSION SWAP AGREEMENTS
Description	Counterparty	Volatility Received	Volatility Paid	Maturity Date	Notional Value	Unrealized Appreciation/(Depreciation)
Equity Volatility	MS	Custom Stock Basket	Custom Stock Basket	1/16/2026	(20,000)	$ (7,229)
SPX Index	CIT	Custom Stock Basket	U.S. Index	1/16/2026	(25,000)	(48,049)
SPX Index	MER	Custom Stock Basket	U.S. Index	1/16/2026	(25,000)	5,235
SPX Index	MER	Custom Stock Basket	U.S. Index	1/16/2026	(25,000)	36,590
SPX Index	MER	Custom Stock Basket	U.S. Index	1/16/2026	(25,000)	(1,757)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

DISPERSION SWAP AGREEMENTS (CONTINUED)
Description	Counterparty	Volatility Received	Volatility Paid	Maturity Date	Notional Value	Unrealized Appreciation/(Depreciation)
SPX Index	UBS	Custom Stock Basket	U.S. Index	1/16/2026	(15,000)	$ (3,357)
SPX Index	UBS	Custom Stock Basket	U.S. Index	1/16/2026	(10,000)	990
SPX Index	BAR	Custom Stock Basket	U.S. Index	6/18/2026	(20,000)	(7,541)
SPX Index	BAR	Custom Stock Basket	U.S. Index	6/18/2026	(15,000)	(20,962)
SPX Index	JPM	Custom Stock Basket	U.S. Index	6/18/2026	(30,000)	(22,365)
SPX Index	MER	Custom Stock Basket	U.S. Index	6/18/2026	(40,000)	(60,171)
SPX Index	CIT	Custom Stock Basket	U.S. Index	12/18/2026	(10,000)	(3,685)
SPX Index	BAR	Custom Stock Basket	U.S. Index	1/15/2027	(20,000)	(23,691)
SPX Index	UBS	Custom Stock Basket	U.S. Index	1/15/2027	(25,000)	21,590
SX5E Index	MER	Custom Stock Basket	Europe Index	12/19/2025	(13,000)	20,688
SX5E Index	JPM	Custom Stock Basket	Europe Index	6/19/2026	(20,000)	(19,660)
SX5E Index	UBS	Custom Stock Basket	Europe Index	6/19/2026	(10,000)	(17,013)
SX5E Index	UBS	Custom Stock Basket	Europe Index	12/18/2026	(15,000)	(9,784)
TOTAL						$ (160,171)

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
ADNOC Drilling Company	MS	$ (169,000)	Pay SOFR + 1.15%	11/15/2030	$ 4,528
Air China Limited	JPM	78,262	Receive HONIA - 0.35%	9/21/2030	(1,431)
Airbus SE	BAR	(76,006)	Pay ESTR + 0.20%	4/4/2030	26,767
Aselsan Elektronik Sanay Ve Ticaret A.S.	MS	(45,553)	Pay SOFR + 0.95%	3/16/2030	3,700
Banca Transilvania S.A.	MS	(68,837)	Pay SOFR + 1.00%	5/15/2030	(229)
BCEFMMTL[1]	BAR	1,168,677	Receive ESTR – 0.15%	1/16/2030	(15,271)
BCEFQLTS[2]	BAR	(240,899)	Pay ESTR + 0.30%	4/15/2030	1,331
BCEFVALL[3]	BAR	(494,515)	Receive ESTR – 0.30%	7/15/2030	1,023
BCEFYLDL[4]	BAR	625,735	Pay ESTR – 0.35%	5/9/2030	2,706
BCEFYLDS[5]	BAR	547,143	Pay ESTR – 0.25%	11/16/2030	2,330
BCERSVCS[6]	BAR	(876,220)	Pay SOFR + 0.30%	4/17/2030	(1,965)
BCIICOPP[7]	BAR	173,735	Receive SOFR – 0.38%	2/23/2030	(12,970)
BCIICROS[8]	BAR	(1,852,840)	Pay SOFR + 0.30%	4/25/2030	9,252
BCIIDISC[9]	BAR	7,137,015	Receive SOFR – 0.25%	7/15/2030	51,846
BCIIFFOD[10]	BAR	1,043,367	Receive SOFR – 0.30%	4/15/2030	11,177
BCIIPRIV[11]	BAR	(466,462)	Pay SOFR + 0.25%	4/15/2030	(7,665)
BCIISHDF[12]	BAR	(1,311,399)	Pay ESTR + 0.30%	2/15/2030	35,413
BCIISOXD[13]	BAR	2,354,099	Receive SOFR – 0.15%	9/16/2030	(179,003)
BCUFGRWS[14]	BAR	278,281	Pay Performance	9/15/2030	(2,694)
BCUFMMTL[15]	BAR	2,233793	Receive SOFR – 0.25%	4/11/2030	(47,465)
BCUFMMTS[16]	BAR	(1,086,091)	Pay SOFR + 0.25%	7/15/2030	(14,130)
BCUFQLTS[17]	BAR	(588,850)	Pay SOFR + 0.30%	4/15/2030	83
BCUFVALL[18]	BAR	(3,007,709)	Pay SOFR + 0.30%	9/16/2030	(27,030)
BCEFVOLL[19]	BAR	(285,972)	Receive ESTR + 0.30%	4/15/2030	2,081
BCUFVOLS[20]	BAR	877,277	Receive SOFR – 0.25%	4/15/2030	(2,738)
BEFSFUL1[21]	BAR	(250,515)	Receive Performance	9/16/2030	(6,541)
BEFSFUL1[22]	BAR	(250,472)	Receive Performance	9/16/2030	(1,400)
BEFSFUL1[23]	BAR	(1,877,749)	Receive Performance	7/16/2030	(3,150)
BEFSFUL1[24]	BAR	(617,759)	Receive Performance	12/16/2030	2,422

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
BEFSFULN[25]	BAR	$ (1,868,495)	Receive Performance	7/16/2030	$ (6,050)
BEFSFULT[26]	BAR	(1,862,103)	Receive Performance	12/16/2030	(2,467)
Capcom Co., Ltd.	JPM	(191,074)	Pay TONAR + 0.15%	7/21/2030	(12,859)
China Eastern Airlines Corporation Ltd.	JPM	17,348	Receive HONIA – 4.25%	9/21/2030	(3,804)
China Steel Corporation	MS	41,106	Receive SOFR – 1.875%	3/16/2030	55
CPFL ENERGIA SA	MS	(27,770)	Pay ID Rate + 0.50%	12/15/2030	1,291
CSN Mineracao S.A.	MS	15,744	Receive ID Rate – 7.125%	1/22/2030	(2,546)
Draft Kings, Inc.	JPM	(78,032)	Pay OBFR + 0.25%	5/28/2030	(11,863)
EVA Airways Corporation	JPM	38,900	0Pay OBFR – 4.375%	9/21/2030	904
Evergreen Marine Corporation	MS	60,387	Pay SOFR -6.50%	5/15/2030	1,900
Evolution AB	JPM	(110,229)	Pay STIBOR + 0.20%	7/21/2030	276
Franco-Nevada Corporation	JPM	234,530	Pay OBFR – 0.15%	7/8/2030	(87,861)
Fujitsu Ltd.	JPM	111,589	Pay TONAR – 0.15%	1/22/2030	(10,531)
Gerdau S.A.	MS	13,147	Pay ID Rate – 4.00%	1/22/2030	75
GSXACHRE[27]	GS	(632,394)	Pay 1M HIBOR + 0.60%	9/21/2030	(314)
GSCBBZAR[28]	GS	(695,763)	Pay SOFR + 0.60%	9/22/2030	5,772
GSENNATG[29]	GS	509,595	Pay SOFR + 0.23%	9/21/2030	148
GSGLPHRE[30]	GS	2,406,755	Receive SOFR – 0.50%	2/21/2030	(22,584)
GSIDLGOV[31]	GS	(307,454)	Pay SOFR + 0.30%	5/15/2030	15,578
GSISI266[32]	GS	(12,422,656)	Receive Performance	12/25/2030	5,142
GSMBAIC0[33]	GS	(6,975,360)	Pay SOFR + 0.50%	11/22/2030	82,874
GSMBATDM[34]	GS	(2,191,112)	Pay SOFR + 0.45%	12/21/2030	(17,830)
GSMBATOL[35]	GS	(383,578)	Pay SOFR + 0.65%	9/22/2030	2,599
GSMBCHC1[36]	GS	(673,864)	Pay SOFR + 0.40%	9/22/2030	(9,530)
GSMBCNPR[37]	GS	(338,724)	Pay 1M HIBOR + 0.55%	9/21/2030	9,664
GSMBEXC0[38]	GS	(471,700)	Pay SOFR + 0.35%	4/22/2027	11,211
GSMBHLUX[39]	GS	319,488	Receive SOFR – 0.40%	9/21/2030	(4,005)
GSMBLUXE[40]	GS	(71,388)	Pay ESTR + 0.40%	8/21/2030	(987)
GSMBSASD[41]	GS	(870,182)	Pay SOFR + 0.65%	5/22/2030	9,591
GSMBSH2E42	GS	(2,033,877)	Pay SOFR + 0.23%	7/21/2030	92,513
GSMBSH2F43	GS	1,363,350	Receive SOFR – 0.20%	9/22/2030	37,865
GSMBSHJP[44]	GS	(421,812)	Pay MUTAN +0.45%	9/22/2030	(4,134)
GSMBSTIM[45]	GS	(1,333,377)	Pay SOFR	7/25/2030	12,698
GSTMTAIR[46]	GS	508,743	Receive SOFR – 0.20%	6/21/2030	3,339
GSXACHAI[47]	GS	(334,651)	Pay SOFR	9/21/2030	(3,170)
GSXAJPAI[48]	GS	(344,914)	Pay MUTAN	9/21/2030	(3,736)
GSXECYCL[49]	GS	(554,788)	Pay ESTR + 0.40	2/22/2030	7,876
GSXFSAFO[50]	GS	(514,180)	PAY SOFR	10/21/2030	1,560
GSXUCYCL[51]	GS	(2,246,336)	Pay SOFR + 0.33%	6/21/2030	(19,895)
GSXURAN[52]	GS	(801,842)	Pay SOFR + 0.30%	11/22/2030	(9,469)
Hanwha Ocean Co., Ltd.	MS	(58,561)	Pay SOFR + 0.75%	11/15/2030	(463)
Hanwha Systems Co., Ltd.	MS	(57,451)	Pay SOFR + 0.75%	10/15/2030	577
HD Hyundai Heavy Industries Co.,Ltd.	MS	(76,850)	Pay SOFR + 0.75%	5/15/2030	1,493
HEICO Corporation	JPM	(101,710)	Pay OBFR + 0.20%	7/8/2030	984
Hyundai Rotem Co., Ltd.	MS	(63,680)	Pay SOFR +0.75%	10/15/2030	908
JP11DXYL[53]	JPM	(1,516,666	Receive OBFR – 0.25%	7/21/2030	(98,377)
JP1NLA[54]	JPM	2,721,078	Receive OBFR – 0.25%	7/22/2030	(183,743)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
JP1RTWIN[55]	JPM	$ 411,302	Receive OBFR – 0.25%	3/21/2030	$ (27,521)
JP1XAIGA[56]	JPM	(640,591)	Pay OBFR + 0.90%	10/21/2030	7,164
JP1XHUMN[57]	JPM	1,677,398	Receive OBFR – 0.25%	9/21/2030	17,507
JP1XNEO[58]	JPM	(252,374)	Pay OBFR + 0.50%	9/21/2030	7,138
JP1XREAI[59]	JPM	(829,119)	Pay OBFR + 0.25%	9/21/2030	(31,100)
JPBWIN[60]	JPM	277,974	Receive OBFR – 0.25%	10/22/2030	(2,926)
JPFCPLEY[61]	JPM	(435,216)	Pay ESTR + 0.30%	2/22/2030	5,489
JPFJBRL1[62]	JPM	(1,509,650)	Pay TIIE + 0.50%	11/22/2030	48,998
JPFJCRED[63]	JPM	(842,232)	Pay OBFR	5/22/2026	246,328
JPFURU1[64]	JPM	(1)	Pay OBFR	3/30/2030	(1)
JPQWIN[65]	JPM	9,387	Receive OBFR – 0.25%	3/21/2030	(632)
JPSZLAG[66]	JPM	398,734	Receive OBFR – 0.25%	5/28/2030	(37,636)
JPVWIN[67]	JPM	(1,859,494)	Pay OBFR + 0.25%	4/21/2030	331,009
Lowe’s Cos., Inc.	BAR	(10,988)	Receive Performance	9/15/2030	(181)
Morgan Stanley	JPM	(99,606)	Pay OBFR + 0.25%	2/22/2030	10,604
MSFDRUS 1[68]	MS	(41,186,841)	N/A	7/15/2030	540,499
Netflix, Inc.	JPM	(541,969)	Pay OBFR + 0.25%	7/21/2030	(5,506)
Nippon Sanso Holdings Corporation	JPM	(60,849)	Pay TONAR + 0.16%	5/8/2030	(809)
Qatar Gas Transport Co., Ltd.	MS	(25,271)	Pay SOFR + 1.15%	6/21/2030	(5)
Reddit, Inc.	JPM	(247,962)	Pay OBFR + 0.25%	7/21/2030	150,542
Rheinmetall AG	JPM	(120,394)	Pay ESTR + 0.15%	10/22/2030	68,246
Roblox Corporation	JPM	(232,957)	Pay OBFR + 0.2%	7/21/2030	74,000
S&P 500 Consumer Staples Index	JPM	(1,236,659)	Pay OBFR + 0.45%	8/22/2030	(40,300)
Saab AB	JPM	(57,494)	Pay STIBOR + 0.15%	10/22/2030	19,583
Saudi Arabian Oil Company	MS	151,576	Receive SOFR – 1.75%	1/16/2030	(9,021)
TPNBNK[69]	JPM	(486,901)	Pay TONAR + 0.20%	5/8/2030	172,095
XRJPFLC1[70]	JPM	(12,369,133)	Receive Performance	3/16/2030	25,044
TOTAL					$ 1,190,260

Definitions
ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
ESTR	- Euro Short-Term Rate
EURIBOR	- Euro Inter-Bank Offered Rate
HIBOR	- Hong Kong Interbank Overnight Rate
HONIA	- Hong Kong Overnight Index Average
ICPROM	- Indice Camara Promedio
ID	- Indonesia Bank Rate
iOT	- Inward One Touch Option
LTD	- Limited Company
MIBOR	- Mumbai Interbank Offered Rate
MSCI	- Morgan Stanley Capital International
NIBOR	- Norwegian Interbank Offered Rate
NV	- Naamioze Vennootschap
OBFR	- Overnight Bank Funding Rate

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Definitions (Continued)
OT	- One Touch Option
PLC	- Public Limited Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust
RKO	- Reverse Knock-Out Option
S/A	- Société Anonyme
STIBOR	- Stockholm Interbank Offered Rate
THOR	-Thai Overnight Rate
TIIE	- Interbank Euilibrium Interest Rate
TONAR	- Tokyo Overnight Average Rate
WIBOR	- Warsaw Interbank Overnight Rate

Broker/Counterparty Definitions
BAML	Bank of America Merrill Lynch
BAR	Barclays
CIT	Citibank
GS	Goldman Sachs
JPM	JP Morgan
MS	Morgan Stanley
UBS	UBS

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.
(e)	Option only pays if all terms are met on the expiration date.
(f)	Each contract is equivalent to one futures contract.
(g)	All or a portion of this investment is a holding of the Fulcrum Absolute Diversified Return Fund CFC.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

[1]	BCEFMMTL is a custom basket of defense stocks.
[2]	BCEFQLTS is a custom basket of healthcare stocks.
[3]	BCEFVALL is a custom basket of global financial stocks.
[4]	BCEFYLDL is a custom basket of global financial stocks.
[5]	BCEFYLDS is a custom basket of clean energy stocks.
[6]	BCERSVCS is a custom basket of reshoring stocks.
[7]	BCIICOPP is a custom basket of metal and coal stocks.
[8]	BCIICROS is a custom basket of U.S. common stocks.
[9]	BCIIDISC is a custom basket of U.S. housing stocks. The components of the basket as of September 30, 2025 are shown on the following pages.
[10]	BCIIFFOD is a custom basket of consumer trends sector stocks.
[11]	BCIIPRIV is a custom basket of global financial stocks.
[12]	BCIIPRIV is a custom basket of global financial stocks.
[13]	BCIISOXD is a custom basket of technology stocks.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

[14]	BCUFGRWS is a custom basket of global real estate stocks.
[15]	BCUFMMTL is a custom basket of IT services stocks.
[16]	BCUFMMTS is a custom basket of consumer trends stocks.
[17]	BCUFQLTS is a custom basket of U.S. common stocks.
[18]	BCUFVALL is a custom basket of consumer trends stocks. The components of the basket as of September 30, 2025 are shown on the following pages.
[19]	BCEFVOLL is a custom basket of chemical company stocks.
[20]	BCUFVOLS is a custom basket of U.S. common stocks.
[21]	BEFSFUL1 is a basket that tracks the performance of Tesla intraday momentum strategy.
[22]	BEFSFUL2 is a basket that tracks the performance of NVIDIA intraday momentum strategy.
[23]	BEFSFULH is a custom basket of HSI Index stocks used to get exposure to Hong Kong market during Asian trading hours, flatted before Asian market closes.
[24]	BEFSFULK is a custom basket of KOSPI Index stocks used to get exposure to Korea market during Asian trading hours, flatted before Asian market closes.
[25]	BEFSFULN is a custom basket of NKY Index stocks used to get exposure to Japan market during Asian trading hours, flatted before Asian market closes.
[26]	BEFSFULT is a custom basket of TAIEX Index stocks used to get exposure to Taiwan market during Asian trading hours, flatted before Asian market closes.
[27]	GSXACHRE is a custom basket of Chinese real estate stocks.
[28]	GSCBBZAR is a custom basket of South American common stocks.
[29]	GSENNATG is a custom basket of natural gas stocks.
[30]	GSGLPHRE is a custom basket of consumer trends stocks.
[31]	GSIDLGOV is a custom basket of U.S. stocks.
[32]	GSISI266 is a custom basket of stocks. The components of the basket as of September 30, 2025 are shown on the following pages.
[33]	GSMBAIC0 is a custom basket of technology stocks. The components of the basket as of September 30, 2025 are shown on the following pages.
[34]	GSMBATDM is a custom basket of consumer trends stocks.
[35]	GSMBATOL is a custom basket of auto company stocks.
[36]	GSMBCHC1 is a custom basket of U.S. stocks.
[37]	GSMBCNPR is a custom basket of Hong Kong stocks.
[38]	GSMBEXC0 is a custom basket of global financial stocks.
[39]	GSMBHLUX is a custom basket of consumer trends stocks.
[40]	GSMBLUXE is a custom basket of consumer trends stocks.
[41]	GSMBSASD is a custom basket of Japanese common stocks.
[42]	GSMBSH2E is a custom basket of U.S. common stocks.
[43]	GSMBSH2F is a custom basket of U.S. common stocks.
[44]	GSMBSHJP is a custom basket of Japanese common stocks.
[45]	GSMBSTIM is a custom basket of Hong Kong stocks.
[46]	GSTMTAIR is a custom basket of U.S. common stocks at risk of AI disruption.
[47]	GSXACHAI is a custom basket of Hong Kong stocks.
[48]	GSXAJPAI is a custom basket of Japanese technology stocks.
[49]	GSXECYCL is a custom basket of auto company stocks.
[50]	GSXFSAFO is a custom basket of U.S. common stocks.
[51]	GSXUCYCL is a custom basket of consumer trends stocks.
[52]	GSXURAN is a custom basket of U.S. common stocks.
[53]	JP11DXYL is a custom basket of energy stocks.
[54]	JP1NLA is a custom basket of technology stocks. The components of the basket as of September 30, 2025 are shown on the following pages.
[55]	JP1RTWIN is a custom basket of technology stocks.
[56]	JP1XAIGA is a basket on names that could be potential beneficiaries of increased compute & therefore power demand from the ongoing AI boom.
[57]	JP1XHUMN is a custom basket of recruitment and staffing common stocks.
[58]	JP1XNEO is a custom basket of digital infrastructure stocks.
[59]	JP1XREAI is a custom basket of robotics stocks.
[60]	JPBWIN is a custom basket of technology stocks.
[61]	JPFCPLEY is a custom basket of auto company stocks.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

[62]	JPFJBRL1 is a custom basket of South American stocks.
[63]	JPFJCRED is a custom basket of consumer trends stocks.
[64]	JPFURU1 I is a custom basket of metal and coal stocks.
[65]	JPQWIN is a custom basket of short trucking company stocks.
[66]	JPSZLAG is a custom basket of U.S. common stocks.
[67]	JPVWIN is a custom basket of consumer trends stocks.
[68]	MSFDRUS 1 – The components of the basket as of September 30, 2025 are shown on the following pages.
[69]	TPNBNK is a custom basket of Japanese company stocks.
[70]	XRJPFLC1 is a custom basket of U.S. stocks. The components of the basket as of September 30, 2025 are shown on the following pages.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

The following table represents the individual positions and related values of underlying securities of the BCIIDISC Index Total Return Swap with
Barclays.^

Name	Quantity	Value	Weight
Six Flags Entertainment Corporation	(13,737)	$ (307,716)	4.32%
Hasbro, Inc.	(3,163)	(243,429)	3.42%
Cheesecake Factory, Inc. (The)	(3,871)	(214,827)	3.01%
Mattel, Inc.	(12,449)	(211,139)	2.96%
Chefs' Warehouse, Inc. (The)	(3,490)	(204,069)	2.86%
Cracker Barrel Old Country Store, Inc.	(4,417)	(198,543)	2.79%
Dollar Tree, Inc.	(2,026)	(190,869)	2.68%
Best Buy Company, Inc.	(2,517)	(190,470)	2.67%
Whirlpool Corporation	(2,424)	(190,007)	2.67%
SiteOne Landscape Supply, Inc.	(1,406)	(179,671)	2.52%
YETI Holdings, Inc.	(5,210)	(177,753)	2.49%
LCI Industries	(1,889)	(177,067)	2.48%
Pool Corporation	(557)	(173,293)	2.43%
Mohawk Industries, Inc.	(1,314)	(168,294)	2.36%
Penn Entertainment, Inc.	(8,292)	(163,444)	2.29%
La-Z-Boy, Inc.	(4,621)	(159,606)	2.24%
Acushnet Holdings Corporation	(2,031)	(156,986)	2.20%
Patrick Industries, Inc.	(1,492)	(154,320)	2.17%
Camping World Holdings, Inc., Class A	(9,287)	(152,862)	2.15%
Target Corporation	(1,693)	(150,364)	2.11%
Dollar General Corporation	(1,439)	(148,099)	2.08%
International Game Tachnology PLC	(8,504)	(147,379)	2.07%
Carmax, Inc.	(3,086)	(139,658)	1.96%
Brunswick Corporation	(2,160)	(138,586)	1.94%
Vail Resorts, Inc.	(922)	(136,568)	1.92%
Papa John's International, Inc.	(2,755)	(131,997)	1.85%
Leggett & Platt, Inc.	(14,848)	(130,073)	1.83%
Yum! Brands, Inc.	(829)	(127,626)	1.79%
Harley-Davidson, Inc.	(4,413)	(126,653)	1.78%
Floor & Decor Holdings, Inc., Class A	(1,562)	(117,488)	1.65%
United Parks & Resorts, Inc.	(2,207)	(116,125)	1.63%
RH	(584)	(115,621)	1.62%
Genuine Parts Company	(826)	(115,021)	1.61%
BRP, Inc.	(1,884)	(113,806)	1.60%
Thor Industries, Inc.	(1,061)	(111,326)	1.56%
Polaris, Inc.	(1,863)	(110,857)	1.56%
LKQ Corporation	(3,455)	(105,100)	1.47%
Dorman Products, Inc.	(688)	(104,280)	1.46%
Mister Car Wash, Inc.	(17,027)	(90,922)	1.28%
Winnebago Industries, Inc.	(2,641)	(89,411)	1.25%
Newell Brands, Inc.	(17,428)	(88,710)	1.24%
Revolve Group, Inc.	(3,749)	(82,170)	1.15%
Fox Factory Holding Corporation	(3,263)	(80,823)	1.13%
Dine Brands Global, Inc.	(3,112)	(76,843)	1.08%
BJ's Restaurants, Inc.	(2,528)	(76,671)	1.08%
Marinemax, Inc.	(2,949)	(76,618)	1.08%
Sonos, Inc.	(4,937)	(76,423)	1.07%
Topgolf Callaway Brands Corporation	(7,928)	(75,155)	1.05%
Monro, Inc.	(3,735)	(68,156)	0.96%
Jack in the Box, Inc.	(2,998)	(57,377)	0.81%
Other Underlying Index Components*	(18,994)	(186,005)	2.62%
		$(7,126,276)	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

The following table represents the individual positions and related values of underlying securities of the BCUFVALL Index Total Return Swap with
Barclays.^

Name	Quantity	Value	Weight
Warner Bros Discovery,Inc.	1,379	$26,023	0.87%
Warner Bros Discovery,Inc.	1,171	22,084	0.74%
Centene Corp .	567	19,954	0.67%
Cleveland-Cliffs, Inc.	1,543	19,817	0.66%
Molina Healthcare, Inc.	95	18,339	0.61%
Valero Energy Corp .	104	17,985	0.60%
Alcoa Corp.	519	17,564	0.59%
Charter Communications, Inc.- Class A	63	17,274	0.58%
Mosaic Co. (The)	498	17,271	0.58%
Citigroup, Inc.	167	17,253	0.58%
Coresite Realty Corp.	55	17,086	0.57%
General Motors Co.	279	17,066	0.57%
Phillips 66	123	16,975	0.57%
Centene Corp .	481	16,933	0.57%
Hewlett Packard Enterprise	701	16,923	0.57%
Elevance Health, Inc.	53	16,848	0.56%
Cleveland-Cliffs, Inc.	1,310	16,817	0.56%
Ford Motor Co.	1,390	16,806	0.56%
Fluor Corp.	392	16,694	0.56%
CVS Health Corporation	220	16,650	0.56%
Citizens Financial Group	309	16,589	0.55%
Universal Health Services, Inc., Class B	82	16,509	0.55%
AES Corporation	1,254	16,505	0.55%
Edison International	297	16,403	0.55%
Metlife, Inc.	199	16,299	0.55%
Biogen, Inc.	116	16,072	0.54%
Global Payments, Inc.	186	16,061	0.54%
P G & E Corp.	1,066	16,055	0.54%
Best Buy Company, Inc.	211	15,944	0.53%
Kroger Co.	239	15,899	0.53%
Amcor Plc	1,944	15,828	0.53%
Archer-Daniels-Midland Company	262	15,809	0.53%
Agnc Investment Corp.	1,592	15,663	0.52%
Molina Healthcare, Inc.	81	15,563	0.52%
Target Corporation	175	15,556	0.52%
Dow, Inc.	679	15,544	0.52%
Kraft Heinz Company (The)	602	15,477	0.52%
Conagra Brands, Inc.	857	15,465	0.52%
The Cigna Group	53	15,307	0.51%
Valero Energy Corp .	89	15,262	0.51%
Prudential Financial, Inc.	147	15,251	0.51%
Bunge Ltd.	185	15,240	0.51%
United Airlines Holdings, Inc.	153	15,102	0.51%
Comcast Corp.-Class A	478	15,060	0.50%
Alcoa Corp.	440	14,905	0.50%
Lyondellbasell Industrials-Class A	299	14,675	0.49%
Charter Communications, Inc.- Class A	53	14,658	0.49%
Mosaic Co. (The)	422	14,657	0.49%
Citigroup, Inc.	142	14,641	0.49%
Coresite Realty Corp.	47	14,500	0.48%
Other Underlying Index Components*	87,493	2,161,571	72.27%
		$2,990,432	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

The following table represents the individual positions and related values of underlying securities of the GSISI266 Index Total Return Swap with
Goldman Sachs.^

Name	Quantity	Value	Weight
JPN 10Y BOND(OSE) Dec25	(2)	$(1,739,295)	-35.58%
Euro-OAT Future Dec25	8	1,084,994	22.20%
JPY 2YR U5 IRS 0.816 17/09/2025 (IMM) (OIS) - 17/09/2027	(153,945,341)	(1,036,880)	-21.21%
Euro-BTP Future Dec25	7	924,076	18.90%
BRENT CRUDE FUTR May26	(14)	(881,404)	-18.03%
BRENT CRUDE FUTR Jan26	13	877,774	17.96%
AUST 10Y BOND FUT Dec25	12	865,558	17.71%
NATURAL GAS FUTR Mar26	(21)	(855,408)	-17.50%
NATURAL GAS FUTR May26	23	821,406	16.80%
SOYBEAN FUTURE Jul26	15	794,906	16.26%
Copper Future, Dec 2025	6	754,784	15.44%
COPPER FUTURE May26	(7)	(753,649)	-15.42%
CAD 2YR2YR IRS 3.1803 12/02/2026 (OIS) - 12/02/2028	1,034,556	743,883	15.22%
US 10YR NOTE (CBT)Dec25	6	645,182	13.20%
NZD 2YR U5 IRS 3.197 17/09/2025 (IMM) - 17/09/2027	1,087,268	629,739	12.88%
WTI CRUDE FUTURE Jan26	9	590,016	12.07%
CHF 2YR U5 IRS -0.1983 17/09/2025 (IMM) (OIS) - 17/09/2027	464,114	582,645	11.92%
NOK 2YR U5 IRS 4.079 17/09/2025 (IMM) - 17/09/2027	(5,571,651)	(559,001)	-11.44%
LIVE CATTLE FUTR Apr26	7	552,008	11.29%
SOYBEAN OIL FUTR Jul26	17	539,078	11.03%
SOYBEAN OIL FUTR Mar26	(19)	(538,732)	-11.02%
SEK 2YR U5 IRS 2.03751 17/09/2025 (IMM) - 17/09/2027	4,921,608	523,143	10.70%
US 10YR NOTE (CBT)Dec25	(5)	(507,502)	-10.38%
CORN FUTURE May26	23	506,147	10.35%
Natural Gas Future, Jan 2026	11	502,506	10.28%
EUR 2YR U5 IRS 1.8493 17/09/2025 (IMM) (OIS) - 17/09/2027	(416,244)	(488,798)	-10.00%
Soybean Future, Mar 2026	(9)	(476,708)	-9.75%
USD 2YR U5 IRS 3.52437 17/09/2025 (IMM) - (OIS) 17/09/2027	460,411	460,924	9.43%
DKK 2YR U5 IRS 2.05802 17/09/2025 (IMM) - (OIS) 17/09/2027	2,847,260	447,934	9.16%
Live Cattle Future, Dec 2025	(5)	(440,442)	-9.01%
COFFEE 'C' FUTURE Sep26	(4)	(440,092)	-9.00%
WTI CRUDE FUTURE Jul26	(7)	(439,274)	-8.99%
JPN 10Y BOND(OSE) Dec25	-	422,513	8.64%
GBP 2YR U5 IRS 3.756 17/09/2025 (IMM) (OIS) - 17/09/2027	(286,545)	(384,929)	-7.87%
Corn Future, Mar 2026	(16)	(376,673)	-7.71%
Natural Gas Future, Nov 2025	(11)	(367,010)	-7.51%
COFFEE 'C' FUTURE Mar26	3	351,167	7.18%
WTI CRUDE FUTURE Nov25	(5)	(346,146)	-7.08%
WHEAT FUTURE(CBT) Jul26	(11)	(345,944)	-7.08%
WHEAT FUTURE(CBT) Mar26	11	345,622	7.07%
WTI CRUDE FUTURE Jan26	6	343,300	7.02%
Low Su Gasoil G Jan26	6	335,018	6.85%
Low Su Gasoil G Nov25	(5)	(333,887)	-6.83%
SUGAR #11 (WORLD) May26	15	324,124	6.63%
Euro-OAT Future Dec25	2	315,553	6.46%
Euro-BTP Future Dec25	2	314,440	6.43%
SOYBEAN FUTURE Jan26	5	288,183	5.90%
LME ZINC FUTURE Mar26	4	284,491	5.82%
LME ZINC FUTURE Jul26	(4)	(284,332)	-5.82%
Soybean Future, Nov 2025	(5)	(264,895)	-5.42%
LEAN HOGS FUTURE Jun26	(7)	(263,991)	-5.40%
LEAN HOGS FUTURE Dec25	7	261,899	5.36%
CORN FUTURE Jul26	11	260,938	5.34%
NY Harb ULSD Fut Nov25	(3)	(260,477)	-5.33%
CORN FUTURE Sep26	(12)	(258,273)	-5.28%
SOYBEAN MEAL FUTR May26	(9)	(257,483)	-5.27%
SUGAR #11 (WORLD) Jul26	(14)	(257,215)	-5.26%
Soybean Meal Future, Mar 2026	8	255,144	5.22%
LME PRI ALUM FUTR Nov25	(4)	(254,839)	-5.21%
GASOLINE RBOB FUT Jan26	3	251,774	5.15%
LIVE CATTLE FUTR Apr26	(3)	(250,783)	-5.13%
CZK 2YR Z5 IRS 3.604 17/12/2025 (IMM) - 17/12/2027	(5,071,273)	(245,097)	-5.01%
LME NICKEL FUTURE Sep26	3	244,670	5.01%
LIVE CATTLE FUTR Jun26	3	244,344	5.00%
ZAR 2YR Z5 IRS 6.93188 17/12/2025 (IMM) - 17/12/2027	4,205,476	243,767	4.99%
KRW 2YR Z5 NDIRS 2.3575 17/12/2025 (IMM) - (OIS) 17/12/2027	341,187,873	243,594	4.98%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

Name	Quantity	Value	Weight
INR 2YR Z5 NDIRS 5.54978 17/12/2025 (IMM) - (OIS) 17/12/2027	21,525,628	242,796	4.97%
SGD 2YR Z5 IRS 1.149 17/12/2025 (IMM) (OIS) - 17/12/2027	312,745	242,698	4.96%
THB 2YR Z5 NDIRS 1.15702 17/12/2025 (IMM) - (OIS) 17/12/2027	7,798,171	242,045	4.95%
MXN 2YR Z5 IRS 7.59251 17/12/2025 (IMM) - 17/12/2027	4,234,639	231,242	4.73%
COP 2YR Z5 NDIRS 8.35744 17/12/2025 (IMM) - 17/12/2027	(886,351,680)	(227,424)	-4.65%
Corn Future, Dec 2025	(11)	(226,799)	-4.64%
NATURAL GAS FUTR Jul26	5	226,230	4.63%
EURO-BOBL FUTURE Dec25	2	218,387	4.47%
KC HRW WHEAT FUT Jul26	(7)	(216,524)	-4.43%
JPN 10Y BOND(OSE) Dec25	-	(215,774)	-4.41%
Corn Future, Dec 2025	(10)	(207,365)	-4.24%
LIVE CATTLE FUTR Apr26	3	203,615	4.17%
CNY 2YR Z5 NDIRS 1.51673 17/12/2025 (IMM) - 17/12/2027	(1,437,541)	(202,442)	-4.14%
HKD 2YR Z5 IRS 2.78529 17/12/2025 (IMM) - 17/12/2027	1,554,650	199,987	4.09%
COTTON NO.2 FUTR Dec25	(6)	(197,567)	-4.04%
WTI CRUDE FUTURE Jan26	3	194,465	3.98%
LME PRI ALUM FUTR Nov25	(3)	(193,810)	-3.96%
Natural Gas Future, Nov 2025	(6)	(192,308)	-3.93%
HUF 2YR Z5 IRS 6.06806 17/12/2025 (IMM) - 17/12/2027	(63,776,995)	(191,336)	-3.91%
Live Cattle Future, Dec 2025	(2)	(188,171)	-3.85%
COPPER FUTURE May26	2	184,622	3.78%
LME NICKEL FUTURE Jul26	(2)	(183,477)	-3.75%
EURO-BUND FUTURE Dec25	1	182,386	3.73%
Copper Future, Mar 2026	(1)	(182,204)	-3.73%
WTI CRUDE FUTURE Nov25	(3)	(178,939)	-3.66%
AUD 2YR U5 IRS 3.17857 17/09/2025 (IMM) - 17/09/2027	264,567	174,186	3.56%
KC HRW WHEAT FUT Mar26	5	170,620	3.49%
MYR 2YR Z5 NDIRS 3.03534 17/12/2025 (IMM) - (OIS) 17/12/2027	708,492	168,403	3.44%
Low Su Gasoil G Nov25	(2)	(163,271)	-3.34%
SOYBEAN FUTURE May26	(3)	(161,069)	-3.29%
Low Su Gasoil G Jan26	3	158,550	3.24%
NY Harb ULSD Fut Jan26	2	157,693	3.23%
SOYBEAN FUTURE Jan26	(3)	(156,509)	-3.20%
COFFEE 'C' FUTURE Dec25	(1)	(153,012)	-3.13%
Live Cattle Future, Dec 2025	2	151,065	3.09%
COFFEE 'C' FUTURE May26	1	150,822	3.09%
GASOLINE RBOB FUT Mar26	(2)	(149,733)	-3.06%
WTI CRUDE FUTURE Nov25	(2)	(149,728)	-3.06%
WTI CRUDE FUTURE May26	(2)	(146,802)	-3.00%
LME PRI ALUM FUTR May26	2	145,875	2.98%
WTI CRUDE FUTURE Sep26	2	145,529	2.98%
CLP 2YR Z5 NDIRS 4.41195 17/12/2025 (IMM) - 17/12/2027	138,780,479	144,542	2.96%
PLATINUM FUTURE Jan26	(2)	(143,696)	-2.94%
WTI CRUDE FUTURE Nov25	(2)	(143,570)	-2.94%
Soybean Meal Future, Dec 2025	5	140,959	2.88%
US 2YR NOTE (CBT) Dec25	(1)	(138,974)	-2.84%
EURO-SCHATZ FUT Dec25	1	138,843	2.84%
LME ZINC FUTURE Nov25	(2)	(134,215)	-2.75%
LME ZINC FUTURE Mar26	2	133,708	2.74%
Soybean Oil Future, Jan 2026	5	133,667	2.73%
Gold, 100 oz Future, Dec 2025	-	129,671	2.65%
CORN FUTURE Jul26	5	128,374	2.63%
LME PRI ALUM FUTR Jan26	2	127,994	2.62%
Low Su Gasoil G Nov25	2	124,646	2.55%
Other Underlying Index Components*	(962,344)	71,351	1.42%
		$4,888,337	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

The following table represents the individual positions and related values of underlying securities of the GSMBAICO Index Total Return Swap with
Goldman Sachs.^

Name	Quantity	Value	Weight
Fujikura Ltd.	4,270	$417,033	5.93%
SK Hynix, Inc.	1,630	403,593	5.74%
Tencent Holdings Ltd.	4,679	398,527	5.67%
NVIDIA Corporation	1,999	363,369	5.17%
Cambricon Technologies, A.	1,891	351,739	5.00%
Meta Platforms, Inc., Class A	457	339,773	4.83%
Applovin Corporation - Class A	450	320,452	4.56%
Hygon Information Technologies - Class A	8,532	302,572	4.30%
ADVANTEST Corporation	2,360	233,601	3.32%
Arista Networks, Inc.	1,575	225,687	3.21%
SK Mechatronics, Corp.	2,474	218,655	3.11%
Broadcom, Inc.	654	214,462	3.05%
Asia Vital	5,987	192,707	2.74%
Wistron Corp.	41,695	192,223	2.73%
Fujikura Ltd.	1,646	160,760	2.29%
SK Hynix, Inc.	628	155,579	2.21%
Tencent Holdings Ltd.	1,804	153,626	2.19%
King Slide Works Co., Ltd.	1,366	147,431	2.10%
Talen Energy Corp.	342	143,769	2.05%
Xiaomi Corporation - Class B	20,255	140,520	2.00%
NVIDIA Corporation	771	140,073	1.99%
Cambricon Technologies, A.	729	135,589	1.93%
Amphenol Corp.-Class A	1,110	134,236	1.91%
Meta Platforms, Inc., Class A	176	130,977	1.86%
Applovin Corporation - Class A	173	123,529	1.76%
Hygon Information Technologies - Class A	3,289	116,637	1.66%
Micron Technology, Inc.	709	116,156	1.65%
Vertiv Holdings Company	768	110,085	1.57%
All Ring Technology Company Ltd.	8,531	107,494	1.53%
ADVANTEST Corporation	910	90,050	1.28%
Arista Networks, Inc.	607	86,999	1.24%
SK Mechatronics, Corp.	954	84,288	1.20%
Broadcom, Inc.	252	82,672	1.18%
Asia Vital	2,308	74,285	1.06%
Wistron Corp.	16,073	74,099	1.05%
King Slide Works Co., Ltd.	526	56,832	0.81%
Talen Energy Corp.	132	55,421	0.79%
Xiaomi Corporation - Class B	7,808	54,168	0.77%
Amphenol Corp.-Class A	428	51,746	0.74%
Micron Technology, Inc.	273	44,776	0.64%
Vertiv Holdings Company	296	42,436	0.60%
All Ring Technology Company Ltd.	3,289	41,437	0.58%
		$ 7,030,063	100.00%

The following table represents the individual positions and related values of underlying securities of the JP1INLA Index Total Return Swap with
JP Morgan.^

Name	Quantity	Value	Weight
Soleno Therapeutics, Inc.	(356)	$(24,231)	0.83%
Soleno Therapeutics, Inc.	(349)	(23,818)	0.82%
D-Wave Quantum, Inc.	(927)	(23,462)	0.81%
D-Wave Quantum, Inc.	(911)	(23,063)	0.79%
STERLING Infrastructure, Inc.	(65)	(22,206)	0.76%
UiPath, Inc., Class A	(1,768)	(22,202)	0.76%
STERLING Infrastructure, Inc.	(64)	(21,829)	0.75%
UiPath, Inc., Class A	(1,738)	(21,824)	0.75%
CRH PLC	(188)	(21,521)	0.74%
West Pharmaceutical Services	(81)	(21,194)	0.73%
CRH PLC	(185)	(21,155)	0.73%
Casey's General Stores, Inc.	(38)	(21,106)	0.73%
Sharplink Gaming, Inc.	(1,221)	(21,065)	0.72%
West Pharmaceutical Services	(80)	(20,833)	0.72%
Casey's General Stores, Inc.	(37)	(20,747)	0.71%
Sharplink Gaming, Inc.	(1,200)	(20,706)	0.71%
Booking Holdings, Inc.	(4)	(20,522)	0.71%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

Name	Quantity	Value	Weight
Sherwin Williams Co. (The)	(60)	(20,459)	0.70%
Rigetti Computing, Inc.	(686)	(20,350)	0.70%
Dollar General Corporation	(197)	(20,264)	0.70%
Booking Holdings, Inc.	(4)	(20,173)	0.69%
Sherwin Williams Co. (The)	(59)	(20,111)	0.69%
Pool Corporation	(65)	(20,091)	0.69%
Rigetti Computing, Inc.	(675)	(20,004)	0.69%
CoPart, Inc.	(448)	(19,989)	0.69%
Dollar General Corporation	(194)	(19,919)	0.69%
EPAM Systems, Inc.	(128)	(19,782)	0.68%
Pool Corporation	(64)	(19,749)	0.68%
CoPart, Inc.	(441)	(19,649)	0.68%
Gap, Inc. (The)	(916)	(19,547)	0.67%
EPAM Systems, Inc.	(126)	(19,446)	0.67%
BIT Digital, Inc.	(6,070)	(19,422)	0.67%
Soleno Therapeutics, Inc.	(284)	(19,368)	0.67%
Gap, Inc. (The)	(900)	(19,215)	0.66%
BIT Digital, Inc.	(5,966)	(19,091)	0.66%
PayPal Holdings, Inc.	(274)	(19,082)	0.66%
American Airlines Group, Inc.	(1,674)	(19,052)	0.66%
PayPal Holdings, Inc.	(269)	(18,757)	0.65%
D-Wave Quantum, Inc.	(741)	(18,754)	0.65%
American Airlines Group, Inc.	(1,646)	(18,728)	0.64%
STERLING Infrastructure, Inc.	(52)	(17,750)	0.61%
UiPath, Inc., Class A	(1,413)	(17,747)	0.61%
CRH PLC	(150)	(17,203)	0.59%
West Pharmaceutical Services	(65)	(16,941)	0.58%
Lamb Weston Holdings, Inc.	(303)	(16,885)	0.58%
Casey's General Stores, Inc.	(30)	(16,871)	0.58%
Sharplink Gaming, Inc.	(976)	(16,838)	0.58%
Lamb Weston Holdings, Inc.	(298)	(16,597)	0.57%
Booking Holdings, Inc.	(3)	(16,404)	0.56%
Sherwin Williams Co. (The)	(48)	(16,354)	0.56%
Other Underlying Index Components*	(88,162)	(1,914,374)	65.87%
		$(2,906,450)	100.00%

The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with
Morgan Stanley.^

Name	Quantity	Value	Weight
Tencent Holdings Ltd.	10,099	$860,657	5.13%
Technipfmc PLC	15,929	635,886	3.79%
Xiaomi Corporation - Class B	79,642	552,808	3.29%
Klepierre	12,446	479,295	2.86%
Eli Lilly & Company	597	433,726	2.58%
Unibail-Rodamco-Westfield	4,110	426,930	2.54%
DR Horton, Inc.	2,354	399,780	2.38%
Kuaishou Technology	35,812	389,437	2.32%
Uber Technologies, Inc.	3,764	374,781	2.23%
Mitsubishi UFJ Financial Group, Inc.	22,891	370,400	2.21%
Doordash, Inc. - Class A	1,260	343,350	2.05%
NVR, Inc.	42	339,996	2.03%
PDD Holdings, Inc. - ADR	2,398	313,347	1.87%
Modec, Inc.	5,517	308,383	1.84%
BASF SE	(6,145)	(305,081)	-1.82%
PulteGroup, Inc.	2,273	302,627	1.80%
Mizuho Financial Group, Inc.	8,929	301,031	1.79%
Meta Platforms, Inc.-Class A	404	300,334	1.79%
Resona Holdings, Inc.	29,068	296,769	1.77%
Weatherford International PLC	4,288	294,285	1.75%
Saia, Inc.	(997)	(293,766)	-1.75%
Knight Swift Transportation	(7,097)	(284,945)	-1.70%
Toll Brothers, Inc.	2,055	284,165	1.69%
Solaris Oilfield Infrastructure-Class A	6,826	282,392	1.68%
Taylor Morrison Home Corp.	4,112	273,201	1.63%
China Shenhua Energy Company, Class H	(57,069)	(272,886)	-1.63%
Anheuser-Busch Inbev SA	(4,516)	(268,241)	-1.60%
Loblaw Companies Ltd.	6,864	265,848	1.58%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

Name	Quantity	Value	Weight
XPO Logistics, Inc.	(2,087)	(265,779)	-1.58%
Banco Santander SA	25,285	261,640	1.56%
Mitsui Chemicals, Inc.	(10,450)	(261,478)	-1.56%
Ryder System, Inc.	(1,387)	(259,314)	-1.54%
British Land Co., PLC	(55,172)	(256,271)	-1.53%
KB Home	3,979	255,213	1.52%
International Consolidated Airline	49,216	253,888	1.51%
J&T Global Express Ltd.	201,510	253,322	1.51%
Barclays Plc	48,651	250,581	1.49%
Saipem SPA	85,719	250,145	1.49%
Old Dominion Freight Line, Inc.	(1,772)	(249,923)	-1.49%
Landstar System, Inc.	(2,053)	(249,440)	-1.49%
Concordia Financial Group Ltd.	32,369	248,755	1.48%
Hunt (Jb) Transprt Services, Inc.	(1,835)	(247,358)	-1.47%
Standard Chartered Plc	12,731	245,510	1.46%
Erste Group Bank AG	2,468	242,825	1.45%
Vonovia SE	7,902	242,758	1.45%
Proya Cosmetics Company, Ltd.	21,370	242,502	1.44%
Schlumberger N.V.	6,886	241,767	1.44%
C.H. Robinson Worldwide, Inc.	(1,826)	(240,795)	-1.43%
Otp Bank PLC	2,760	239,840	1.43%
Constellation Brands, Inc.	(1,694)	(231,180)	-1.38%
Other Underlying Index Components*	(1,789,628)	8,413,242	50.14%
		$16,784,959	100.00%

The following table represents the individual positions and related values of underlying securities of the XRJPFLC1 Index Total Return Swap with
JP Morgan.^

Name	Quantity	Value	Weight
Copper Future, Dec 2025	(8)	$(989,110)	-70.07%
LME NICKEL FUTURE Feb26	10	884,109	62.63%
Copper Future, Mar 2026	7	863,039	61.14%
LME NICKEL FUTURE Nov25	(9)	(859,220)	-60.87%
COFFEE 'C' FUTURE Mar26	7	856,604	60.68%
COFFEE 'C' FUTURE Dec25	(6)	(851,010)	-60.29%
KC HRW WHEAT FUT Mar26	(27)	(843,458)	-59.75%
Corn Future, Mar 2026	(33)	(792,723)	-56.16%
Corn Future, Dec 2025	37	775,655	54.95%
Corn Future, Dec 2025	36	764,770	54.18%
KC HRW WHEAT FUT Dec25	30	758,538	53.74%
LME ZINC FUTURE Feb26	10	696,439	49.34%
LME ZINC FUTURE Nov25	(9)	(675,784)	-47.87%
US 10YR NOTE (CBT)Dec25	(5)	(597,687)	-42.34%
Soybean Future, Nov 2025	(11)	(571,691)	-40.50%
COFFEE 'C' FUTURE Dec25	(4)	(505,963)	-35.84%
Soybean Future, Mar 2026	(9)	(502,808)	-35.62%
WTI CRUDE FUTURE Feb26	(8)	(480,166)	-34.02%
Soybean Future, Nov 2025	9	472,868	33.50%
LEAN HOGS FUTURE Feb26	15	464,772	32.93%
Corn Future, Mar 2026	(19)	(448,225)	-31.75%
LIVE CATTLE FUTR Feb26	6	440,136	31.18%
LEAN HOGS FUTURE Dec25	(12)	(434,810)	-30.80%
WTI CRUDE FUTURE Nov25	7	427,944	30.32%
Live Cattle Future, Dec 2025	(4)	(403,920)	-28.61%
Soybean Future, Mar 2026	7	364,752	25.84%
Gold, 100 oz Future, Dec 2025	(1)	(336,733)	-23.85%
BRENT CRUDE FUTR Dec25	(5)	(332,783)	-23.58%
EURO-BUND FUTURE Dec25	2	332,556	23.56%
COTTON NO.2 FUTR Dec25	10	330,064	23.38%
MARKIT ITRX EUROPE 12/30 V1	279,741	328,052	23.24%
CORN FUTURE May26	(15)	(323,395)	-22.91%
WTI CRUDE FUTURE Nov25	5	315,607	22.36%
Low Su Gasoil G Nov25	4	307,729	21.80%
COFFEE 'C' FUTURE May26	2	303,737	21.52%
NY Harb ULSD Fut Nov25	3	289,034	20.48%
NY Harb ULSD Fut Mar26	(3)	(287,491)	-20.37%
Low Su Gasoil G Mar26	(4)	(268,543)	-19.02%
COTTON NO.2 FUTR Mar26	(7)	(250,997)	-17.78%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

Name	Quantity	Value	Weight
GASOLINE RBOB FUT Nov25	3	234,321	16.60%
Corn Future, Dec 2025	11	224,986	15.94%
LME ZINC FUTURE Nov25	(3)	(224,678)	-15.92%
Silver Future Dec 2025	1	221,279	15.68%
LME PRI ALUM FUTR Nov25	(3)	(218,935)	-15.51%
Corn Future, Dec 2025	(10)	(214,835)	-15.22%
COFFEE 'C' FUTURE Dec25	(2)	(211,182)	-14.96%
LME NICKEL FUTURE Nov25	(2)	(210,993)	-14.95%
SOYBEAN FUTURE May26	4	208,057	14.74%
Soybean Meal Future, Dec 2025	(8)	(207,544)	-14.70%
WHEAT FUTURE(CBT) Dec25	(8)	(206,698)	-14.64%
LME ZINC FUTURE Nov25	(3)	(206,088)	-14.60%
LME ZINC FUTURE Mar26	3	205,282	14.54%
Soybean Future, Nov 2025	(4)	(199,153)	-14.11%
LEAN HOGS FUTURE Dec25	5	196,783	13.94%
COFFEE 'C' FUTURE Mar26	2	194,990	13.81%
LME NICKEL FUTURE Nov25	2	188,303	13.34%
LME NICKEL FUTURE Mar26	(2)	(188,244)	-13.34%
NATURAL GAS FUTR Feb26	4	186,780	13.23%
LME PRI ALUM FUTR Nov25	3	174,803	12.38%
GASOLINE RBOB FUT Nov25	(2)	(174,570)	-12.37%
USD 7 Year Interest Rate Swap Dec 2025	(171,865)	(171,865)	-12.18%
USD 7YR H6 IRS 3.6712 18/03/2026 (IMM) - (OIS) 18/03/2033	(171,558)	(171,558)	-12.15%
SOYBEAN OIL FUTR Dec25	6	169,884	12.03%
KC HRW WHEAT FUT Dec25	(7)	(166,851)	-11.82%
WHEAT FUTURE(CBT) Dec25	6	164,286	11.64%
Soybean Future, Nov 2025	3	159,595	11.31%
Live Cattle Future, Dec 2025	(2)	(155,763)	-11.03%
NY Harb ULSD Fut Nov25	2	153,578	10.88%
Natural Gas Future, Nov 2025	(5)	(152,935)	-10.83%
USD 3 Year Interest Rate Swap Dec 2025	149,295	149,295	10.58%
USD 3YR H6 IRS 3.40583 18/03/2026 (IMM) - (OIS) 18/03/2029	148,917	148,917	10.55%
Corn Future, Dec 2025	(7)	(145,682)	-10.32%
SOYBEAN OIL FUTR Mar26	(5)	(144,216)	-10.22%
USD 5 Year Interest Rate Swap Dec 2030	(144,130)	(144,130)	-10.21%
USD 5YR H6 IRS 3.53261 18/03/2026 (IMM) - (OIS) 18/03/2031	(143,954)	(143,954)	-10.20%
LME PRI ALUM FUTR Nov25	2	143,155	10.14%
GBP 7 Year Interest Rate Swap Dec 2032	(106,372)	(142,688)	-10.11%
Soybean Meal Future, Mar 2026	4	137,911	9.77%
GBP 7YR H6 IRS 3.91807 18/03/2026 (IMM) - (OIS) 18/03/2033	(100,136)	(134,323)	-9.52%
GASOLINE RBOB FUT Mar26	(2)	(133,092)	-9.43%
BRENT CRUDE FUTR Jan26	2	131,391	9.31%
GBP 5YR Z5 IRS 3.765 17/12/2025 (IMM) (OIS) - 17/12/2030	(95,392)	(127,959)	-9.06%
LEAN HOGS FUTURE Dec25	4	126,791	8.98%
LME PRI ALUM FUTR Mar26	(2)	(126,419)	-8.96%
COPPER FUTURE May26	1	126,262	8.94%
EUR 7 Year Interest Rate Swap Dec 2032	107,510	126,066	8.93%
Other Underlying Index Components*	33,675,375	2,743,340	194.33%
		$1,411,588	100.00%

^ Components include cash and foreign cash balances which may not be reflected below.
*Largest 50 underlying components by market value at September 30, 2025.